Schedule of Investments (unaudited)
July 31, 2023
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.3%
AAR Corp.(a)	1,885	$ 112,723
AeroVironment, Inc.(a)	1,415	134,793
AerSale Corp.(a)	844	12,668
BWX Technologies, Inc.	5,113	352,797
Cadre Holdings, Inc.	893	20,780
Curtiss-Wright Corp.	2,153	411,998
Ducommun, Inc.(a)	625	31,337
Hexcel Corp.	4,733	334,528
Kaman Corp.	1,556	35,617
Kratos Defense & Security Solutions, Inc.(a)	7,165	108,120
Leonardo DRS, Inc.(a)	2,773	46,281
Mercury Systems, Inc.(a)	3,260	123,815
Moog, Inc., Class A	1,609	169,653
National Presto Industries, Inc.	290	22,710
Parsons Corp.(a)	1,902	93,997
Rocket Lab U.S.A., Inc., Class A(a)	12,288	90,563
Spirit AeroSystems Holdings, Inc., Class A	5,878	187,038
Triumph Group, Inc.(a)	3,649	46,160
V2X, Inc.(a)	645	33,192
Virgin Galactic Holdings, Inc., Class A(a)	13,735	58,786
Woodward, Inc.	3,358	404,236
		2,831,792
Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc.(a)	3,128	63,061
Forward Air Corp.	1,443	171,486
GXO Logistics, Inc.(a)	6,649	445,948
Hub Group, Inc., Class A(a)	1,836	165,479
		845,974
Automobile Components — 1.5%
Adient PLC(a)	5,312	226,079
American Axle & Manufacturing Holdings, Inc.(a)	6,546	61,860
Autoliv, Inc.	4,325	436,522
Dana, Inc.	7,193	136,523
Dorman Products, Inc.(a)	1,582	133,980
Fox Factory Holding Corp.(a)	2,364	264,532
Garrett Motion, Inc.(a)	3,162	24,600
Gentex Corp.	13,121	440,603
Gentherm, Inc.(a)	1,851	110,634
Goodyear Tire & Rubber Co.(a)	15,873	255,238
LCI Industries	1,415	192,822
Luminar Technologies, Inc., Class A(a)(b)	13,980	103,452
Mobileye Global, Inc., Class A(a)	4,315	164,747
Modine Manufacturing Co.(a)	2,918	109,600
Patrick Industries, Inc.	1,200	103,860
QuantumScape Corp., Class A(a)(b)	16,441	218,830
Solid Power, Inc., Class A(a)	5,731	16,391
Standard Motor Products, Inc.	1,066	40,689
Stoneridge, Inc.(a)	1,498	30,619
Visteon Corp.(a)	1,584	244,078
XPEL, Inc.(a)(b)	1,095	88,947
		3,404,606
Automobiles — 0.4%
Fisker, Inc., Class A(a)(b)	9,834	60,676
Harley-Davidson, Inc.	7,326	282,857
Thor Industries, Inc.	2,995	345,893
Winnebago Industries, Inc.	1,713	117,854
		807,280
Banks — 7.3%
1st Source Corp.	1,003	47,041
Security	Shares	Value
Banks (continued)
Amalgamated Financial Corp.	1,085	$ 21,657
Amerant Bancorp, Inc., Class A	1,503	29,789
Ameris Bancorp	3,806	166,132
Associated Banc-Corp.	8,747	165,756
Atlantic Union Bankshares Corp.	4,291	137,226
Axos Financial, Inc.(a)	2,990	140,530
Banc of California, Inc.	3,293	46,794
BancFirst Corp.	985	98,401
Bancorp, Inc.(a)	2,833	107,371
Bank First Corp.(b)	445	39,320
Bank of Hawaii Corp.	2,256	128,885
Bank OZK	6,106	267,015
BankUnited, Inc.	4,284	127,835
Banner Corp.	1,687	80,318
Berkshire Hills Bancorp, Inc.	2,458	56,067
BOK Financial Corp.	1,633	145,468
Brookline Bancorp, Inc.	3,486	37,230
Byline Bancorp, Inc.	1,427	31,323
Cadence Bank	9,893	247,820
Cambridge Bancorp	459	28,247
Camden National Corp.	907	31,364
Capital City Bank Group, Inc.	836	27,111
Capitol Federal Financial, Inc.	7,501	49,732
Cathay General Bancorp	4,251	161,708
Central Pacific Financial Corp.	531	9,685
City Holding Co.	825	81,601
CNB Financial Corp.	1,351	26,290
Coastal Financial Corp.(a)	629	28,412
Columbia Banking System, Inc.	11,729	262,143
Columbia Financial, Inc.(a)	1,813	31,691
Comerica, Inc.	7,387	398,602
Commerce Bancshares, Inc.	6,377	339,129
Community Bank System, Inc.	3,063	164,881
Community Trust Bancorp, Inc.	936	35,924
ConnectOne Bancorp, Inc.	2,067	42,311
CrossFirst Bankshares, Inc.(a)	2,515	29,350
Cullen/Frost Bankers, Inc.	3,613	392,300
Customers Bancorp, Inc.(a)	1,681	70,568
CVB Financial Corp.	7,505	141,619
Dime Community Bancshares, Inc.	1,960	43,904
Eagle Bancorp, Inc.	1,781	49,334
Eastern Bankshares, Inc.	9,127	128,873
Enterprise Financial Services Corp.	2,233	91,553
Farmers National Banc Corp.	1,997	27,459
FB Financial Corp.	2,115	74,913
First Bancorp	2,396	79,260
First Bancorp	9,988	148,322
First Bancshares, Inc.	1,639	51,317
First Busey Corp.	3,097	67,081
First Commonwealth Financial Corp.	5,575	80,503
First Financial Bancorp	5,314	122,700
First Financial Bankshares, Inc.	7,291	237,614
First Financial Corp.	733	28,008
First Hawaiian, Inc.	7,311	151,265
First Interstate BancSystem, Inc., Class A	5,036	144,684
First Merchants Corp.	3,480	111,778
First Mid Bancshares, Inc.	1,117	34,191
FNB Corp.	20,849	266,659
Fulton Financial Corp.	9,589	137,123
German American Bancorp, Inc.	1,754	51,673
Glacier Bancorp, Inc.	6,213	203,165
Great Southern Bancorp, Inc.	571	31,593

Schedule of Investments (unaudited)  (continued)
July 31, 2023
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Hancock Whitney Corp.	4,887	$ 215,077
Hanmi Financial Corp.	1,167	22,173
HarborOne Bancorp, Inc.	2,384	25,008
HBT Financial, Inc.	839	16,646
Heartland Financial U.S.A., Inc.	2,248	77,196
Heritage Commerce Corp.	3,712	35,635
Heritage Financial Corp.	2,120	39,771
Hilltop Holdings, Inc.	2,674	82,707
Hingham Institution For Savings	87	19,353
Home BancShares, Inc.	10,701	260,141
Hope Bancorp, Inc.	5,422	58,883
Horizon Bancorp, Inc.	2,303	28,534
Independent Bank Corp.	2,530	152,432
Independent Bank Group, Inc.	2,025	90,862
International Bancshares Corp.	3,028	150,310
Kearny Financial Corp.	3,823	32,840
Lakeland Bancorp, Inc.	3,934	59,443
Lakeland Financial Corp.	1,469	81,441
Live Oak Bancshares, Inc.	1,909	72,294
Luther Burbank Corp.	862	8,879
Mercantile Bank Corp.	951	33,399
Metrocity Bankshares, Inc.	1,151	24,677
Midland States Bancorp, Inc.	1,365	31,982
National Bank Holdings Corp., Class A	2,212	76,004
NBT Bancorp, Inc.	2,022	75,218
New York Community Bancorp, Inc., Class A	40,446	560,986
Nicolet Bankshares, Inc.(b)	757	63,323
Northfield Bancorp, Inc.	2,668	32,496
Northwest Bancshares, Inc.	6,509	80,451
OceanFirst Financial Corp.	3,484	64,907
OFG Bancorp	2,383	79,807
Old National Bancorp	16,662	283,754
Old Second Bancorp, Inc.	2,315	37,017
Origin Bancorp, Inc.	1,722	56,137
Pacific Premier Bancorp, Inc.	5,451	139,219
PacWest Bancorp(b)	6,630	61,659
Park National Corp.	826	92,116
Pathward Financial, Inc.	1,555	80,798
Peapack-Gladstone Financial Corp.	975	28,499
Peoples Bancorp, Inc.	1,930	54,368
Pinnacle Financial Partners, Inc.	4,336	329,102
Popular, Inc.	4,081	296,077
Premier Financial Corp.	2,103	45,551
Prosperity Bancshares, Inc.	5,339	338,065
Provident Financial Services, Inc.	4,464	82,763
QCR Holdings, Inc.	1,011	51,794
Renasant Corp.	2,180	67,449
Republic Bancorp, Inc., Class A	536	24,565
S&T Bancorp, Inc.	2,069	65,339
Sandy Spring Bancorp, Inc.	2,596	63,524
Seacoast Banking Corp. of Florida	4,798	118,559
ServisFirst Bancshares, Inc.	2,762	164,836
Simmons First National Corp., Class A	6,638	134,021
Southern Missouri Bancorp, Inc.	558	26,823
Southside Bancshares, Inc.	1,784	59,247
SouthState Corp.	4,279	332,350
Stellar Bancorp, Inc.	2,571	63,915
Stock Yards Bancorp, Inc.	1,672	79,938
Synovus Financial Corp.	8,272	280,421
Texas Capital Bancshares, Inc.(a)	2,719	173,608
Tompkins Financial Corp.	771	46,383
Towne Bank	4,006	101,272
Security	Shares	Value
Banks (continued)
TriCo Bancshares	1,921	$ 71,807
Triumph Financial, Inc.(a)(b)	1,254	88,921
TrustCo Bank Corp.	786	23,887
Trustmark Corp.	3,558	93,433
UMB Financial Corp.	2,465	175,015
United Bankshares, Inc.	7,722	258,224
United Community Banks, Inc.	6,324	183,839
Univest Financial Corp.	1,772	34,554
Valley National Bancorp	23,777	243,952
Veritex Holdings, Inc.	3,140	67,541
Washington Federal, Inc.	3,841	119,225
Washington Trust Bancorp, Inc.	994	31,868
Webster Financial Corp.	9,804	463,925
WesBanco, Inc.	3,394	95,066
Westamerica BanCorp	1,491	73,342
Western Alliance Bancorp	6,127	318,298
Wintrust Financial Corp.	3,532	297,960
WSFS Financial Corp.	3,344	146,300
Zions Bancorp N.A.	8,302	317,551
		16,374,370
Beverages — 0.4%
Boston Beer Co., Inc., Class A, NVS(a)	523	194,263
Celsius Holdings, Inc.(a)(b)	2,292	331,652
Coca-Cola Consolidated, Inc.	258	163,420
Duckhorn Portfolio, Inc.(a)	2,340	29,437
MGP Ingredients, Inc.(b)	862	98,277
National Beverage Corp.(a)	1,295	68,441
Vita Coco Co., Inc.(a)(b)	1,335	35,271
		920,761
Biotechnology — 4.6%
4D Molecular Therapeutics, Inc.(a)	2,081	38,082
89bio, Inc.(a)	3,179	50,355
ACADIA Pharmaceuticals, Inc.(a)	6,733	196,873
ADMA Biologics, Inc.(a)	11,544	47,908
Aerovate Therapeutics, Inc.(a)	560	9,772
Agenus, Inc.(a)(b)	17,440	26,509
Agios Pharmaceuticals, Inc.(a)	3,123	82,822
Akero Therapeutics, Inc.(a)(b)	2,071	89,881
Aldeyra Therapeutics, Inc.(a)(b)	2,674	21,700
Alector, Inc.(a)	3,573	24,511
Alkermes PLC(a)	9,300	272,304
Allogene Therapeutics, Inc.(a)(b)	5,324	26,407
Amicus Therapeutics, Inc.(a)	14,152	192,750
AnaptysBio, Inc.(a)	1,038	20,459
Anavex Life Sciences Corp.(a)(b)	4,442	36,646
Arbutus Biopharma Corp.(a)	6,662	14,457
Arcellx, Inc.(a)	1,667	57,095
Arcturus Therapeutics Holdings, Inc.(a)(b)	1,355	47,371
Arcus Biosciences, Inc.(a)	2,946	58,625
Arcutis Biotherapeutics, Inc.(a)	2,249	24,537
Ardelyx, Inc.(a)	12,030	47,398
Arrowhead Pharmaceuticals, Inc.(a)	5,982	206,499
ARS Pharmaceuticals, Inc.(a)	1,958	14,391
Aurinia Pharmaceuticals, Inc.(a)(b)	8,007	92,721
Avid Bioservices, Inc.(a)(b)	3,491	44,196
Avidity Biosciences, Inc.(a)(b)	3,992	37,964
Beam Therapeutics, Inc.(a)(b)	3,587	110,731
BioCryst Pharmaceuticals, Inc.(a)	10,558	78,024
Biohaven Ltd.(a)	3,582	71,210
Biomea Fusion, Inc.(a)(b)	1,270	28,257
Bioxcel Therapeutics, Inc.(a)	1,129	10,319
Bluebird Bio, Inc.(a)	5,941	23,348

Schedule of Investments (unaudited)  (continued)
July 31, 2023
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Blueprint Medicines Corp.(a)	3,414	$ 225,324
Bridgebio Pharma, Inc.(a)	6,638	232,396
CareDx, Inc.(a)	3,091	33,723
Catalyst Pharmaceuticals, Inc.(a)	5,458	75,484
Celldex Therapeutics, Inc.(a)	2,652	93,775
Cerevel Therapeutics Holdings, Inc.(a)(b)	3,598	110,063
Chinook Therapeutics, Inc.(a)	2,616	102,495
Cogent Biosciences, Inc.(a)	4,667	60,624
Coherus Biosciences, Inc.(a)	3,902	18,808
Crinetics Pharmaceuticals, Inc.(a)	2,457	46,683
CRISPR Therapeutics AG(a)(b)	4,452	255,233
Cytokinetics, Inc.(a)(b)	5,409	180,390
Day One Biopharmaceuticals, Inc.(a)	2,290	30,320
Deciphera Pharmaceuticals, Inc.(a)	3,163	42,764
Denali Therapeutics, Inc.(a)	6,207	176,465
Disc Medicine, Inc.(a)(b)	364	18,054
Dynavax Technologies Corp.(a)(b)	6,695	93,663
Dyne Therapeutics, Inc.(a)	1,768	21,534
Editas Medicine, Inc.(a)	3,859	33,882
Emergent BioSolutions, Inc.(a)	2,610	17,957
Enanta Pharmaceuticals, Inc.(a)	1,102	20,905
EQRx, Inc.(a)(b)	12,471	21,325
Erasca, Inc.(a)	4,522	11,938
Exelixis, Inc.(a)	18,312	360,930
Fate Therapeutics, Inc.(a)(b)	4,535	18,730
FibroGen, Inc.(a)	5,099	10,504
Genelux Corp.(a)(b)	147	3,097
Geron Corp.(a)	24,500	79,380
Halozyme Therapeutics, Inc.(a)	7,414	318,505
HilleVax, Inc.(a)	652	9,923
Ideaya Biosciences, Inc.(a)(b)	2,724	60,909
ImmunityBio, Inc.(a)(b)	7,776	17,107
ImmunoGen, Inc.(a)	13,034	232,266
Immunovant, Inc.(a)	3,141	71,709
Inhibrx, Inc.(a)(b)	1,682	33,724
Insmed, Inc.(a)(b)	7,749	171,175
Intellia Therapeutics, Inc.(a)(b)	4,973	210,507
Intercept Pharmaceuticals, Inc.(a)	2,049	22,129
Ionis Pharmaceuticals, Inc.(a)	8,053	333,636
Iovance Biotherapeutics, Inc.(a)	12,044	87,439
Ironwood Pharmaceuticals, Inc., Class A(a)	7,591	84,184
iTeos Therapeutics, Inc.(a)	1,441	20,260
Janux Therapeutics, Inc.(a)	1,005	14,070
Karyopharm Therapeutics, Inc.(a)(b)	6,264	11,275
Keros Therapeutics, Inc.(a)	1,020	42,718
Krystal Biotech, Inc.(a)	1,212	156,469
Kura Oncology, Inc.(a)	3,524	36,791
Kymera Therapeutics, Inc.(a)(b)	2,203	48,202
Lexicon Pharmaceuticals, Inc.(a)	5,371	10,796
Lyell Immunopharma, Inc.(a)(b)	7,802	22,548
MacroGenics, Inc.(a)	3,006	14,339
Madrigal Pharmaceuticals, Inc.(a)	728	149,458
MannKind Corp.(a)(b)	14,835	67,796
Mersana Therapeutics, Inc.(a)(b)	5,750	7,044
MiMedx Group, Inc.(a)	6,493	52,399
Mineralys Therapeutics, Inc.(a)	707	9,990
Mirati Therapeutics, Inc.(a)(b)	2,929	88,661
Mirum Pharmaceuticals, Inc.(a)	1,401	36,090
Morphic Holding, Inc.(a)	2,014	114,254
Myriad Genetics, Inc.(a)	4,563	101,983
Natera, Inc.(a)	6,433	290,900
Novavax, Inc.(a)	4,820	44,730
Security	Shares	Value
Biotechnology (continued)
Nurix Therapeutics, Inc.(a)	2,380	$ 23,110
Nuvalent, Inc., Class A(a)(b)	1,470	73,279
Point Biopharma Global, Inc.(a)	4,310	38,531
Prime Medicine, Inc.(a)(b)	561	8,454
ProKidney Corp., Class A(a)(b)	560	7,179
Protagonist Therapeutics, Inc.(a)	3,016	58,510
Prothena Corp. PLC(a)	2,272	156,473
PTC Therapeutics, Inc.(a)	4,152	167,492
RAPT Therapeutics, Inc.(a)	1,398	33,412
Recursion Pharmaceuticals, Inc., Class A(a)(b)	7,415	104,700
REGENXBIO, Inc.(a)	2,110	40,090
Relay Therapeutics, Inc.(a)	5,019	63,239
Replimune Group, Inc.(a)	2,054	43,278
REVOLUTION Medicines, Inc.(a)(b)	5,173	135,791
Rhythm Pharmaceuticals, Inc.(a)(b)	2,511	44,796
Rocket Pharmaceuticals, Inc.(a)	3,339	60,269
Roivant Sciences Ltd.(a)(b)	6,381	76,444
Sage Therapeutics, Inc.(a)(b)	2,909	100,884
Sana Biotechnology, Inc.(a)(b)	4,923	28,849
Seres Therapeutics, Inc.(a)	5,367	25,815
SpringWorks Therapeutics, Inc.(a)	2,486	78,011
Syndax Pharmaceuticals, Inc.(a)(b)	3,658	77,989
TG Therapeutics, Inc.(a)	7,944	164,361
Travere Therapeutics, Inc.(a)	3,658	62,881
Twist Bioscience Corp.(a)(b)	3,179	77,377
Ultragenyx Pharmaceutical, Inc.(a)	4,005	172,696
uniQure NV(a)	2,350	24,370
Vaxcyte, Inc.(a)	4,298	206,562
Veracyte, Inc.(a)	4,055	111,310
Vericel Corp.(a)	2,677	96,158
Verve Therapeutics, Inc.(a)(b)	2,352	48,192
Viking Therapeutics, Inc.(a)(b)	5,038	73,051
Vir Biotechnology, Inc.(a)	4,269	60,108
Viridian Therapeutics, Inc.(a)(b)	2,394	44,911
Xencor, Inc.(a)(b)	3,393	82,416
Zentalis Pharmaceuticals, Inc.(a)(b)	3,200	85,472
Zymeworks, Inc.(a)	2,911	21,716
		10,272,730
Broadline Retail — 0.4%
Dillard’s, Inc., Class A	190	65,178
Kohl’s Corp.	6,205	176,532
Macy’s, Inc.	15,293	253,711
Nordstrom, Inc.	6,318	146,009
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	3,217	234,455
		875,885
Building Products — 1.7%
AAON, Inc.(b)	2,415	254,203
Advanced Drainage Systems, Inc.	3,512	428,429
American Woodmark Corp.(a)	929	71,198
Apogee Enterprises, Inc.	1,272	63,002
Armstrong World Industries, Inc.	2,504	193,709
AZEK Co., Inc., Class A(a)	6,763	211,006
AZZ, Inc.	1,345	59,624
Gibraltar Industries, Inc.(a)	1,710	110,586
Griffon Corp.	2,651	110,600
Hayward Holdings, Inc.(a)(b)	7,739	103,393
Insteel Industries, Inc.	1,069	34,475
Janus International Group, Inc.(a)(b)	4,464	50,979
JELD-WEN Holding, Inc.(a)	4,785	85,221
Masonite International Corp.(a)(b)	1,238	129,433
Masterbrand, Inc.(a)	7,193	88,833
PGT Innovations, Inc.(a)	3,301	94,442

Schedule of Investments (unaudited)  (continued)
July 31, 2023
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Building Products (continued)
Quanex Building Products Corp.	1,862	$ 52,397
Resideo Technologies, Inc.(a)	8,273	154,870
Simpson Manufacturing Co., Inc.	2,398	378,884
Tecnoglass, Inc.	1,129	53,153
Trex Co., Inc.(a)(b)	6,119	423,068
UFP Industries, Inc.	3,479	357,502
Zurn Elkay Water Solutions Corp.	7,987	243,124
		3,752,131
Capital Markets — 2.3%
Affiliated Managers Group, Inc.	2,020	280,053
Artisan Partners Asset Management, Inc., Class A	3,868	160,483
AssetMark Financial Holdings, Inc.(a)	1,195	35,731
Avantax, Inc.(a)	2,188	56,625
B Riley Financial, Inc.(b)	882	48,977
BGC Group, Inc., Class A(b)	19,271	91,730
Blue Owl Capital, Inc., Class A	19,944	245,710
Brightsphere Investment Group, Inc.	1,869	39,772
Cohen & Steers, Inc.	1,381	88,812
Diamond Hill Investment Group, Inc., Class A	174	31,583
Donnelley Financial Solutions, Inc.(a)	1,429	67,592
Evercore, Inc., Class A	1,978	267,149
Federated Hermes, Inc., Class B	4,765	161,200
Focus Financial Partners, Inc., Class A(a)	3,263	170,753
Freedom Holding Corp.(a)(b)	936	74,655
Hamilton Lane, Inc., Class A	2,015	178,186
Houlihan Lokey, Inc., Class A	2,816	281,178
Janus Henderson Group PLC	7,449	218,628
Jefferies Financial Group, Inc.	10,513	386,773
Moelis & Co., Class A	3,759	183,552
Open Lending Corp.(a)	5,590	63,111
Oppenheimer Holdings, Inc., Class A, NVS	394	15,015
P10, Inc., Class A	1,459	17,289
Piper Sandler Cos.	834	122,064
PJT Partners, Inc., Class A	1,380	109,448
Robinhood Markets, Inc., Class A(a)	29,227	375,859
Runway Growth Finance Corp.	1,003	12,889
StepStone Group, Inc., Class A	2,775	77,894
Stifel Financial Corp.	5,979	379,906
StoneX Group, Inc.(a)	997	91,734
TPG, Inc., Class A	2,937	86,436
Tradeweb Markets, Inc., Class A	6,417	524,846
Victory Capital Holdings, Inc., Class A	1,528	50,669
Virtu Financial, Inc., Class A	5,001	92,819
Virtus Investment Partners, Inc.	385	79,206
WisdomTree, Inc.	6,580	45,797
		5,214,124
Chemicals — 2.1%
AdvanSix, Inc.	1,571	63,013
American Vanguard Corp.	1,548	27,957
Ashland, Inc.	2,728	249,230
Aspen Aerogels, Inc.(a)(b)	3,267	27,247
Avient Corp.	4,795	194,341
Axalta Coating Systems Ltd.(a)(b)	12,380	396,160
Balchem Corp.	1,809	243,745
Cabot Corp.	3,140	222,940
Chase Corp.	416	52,370
Chemours Co.	8,349	308,746
Ecovyst, Inc.(a)	4,035	49,590
Element Solutions, Inc.	12,559	263,237
Ginkgo Bioworks Holdings, Inc., Class A(a)(b)	61,348	153,983
Hawkins, Inc.	1,064	49,742
HB Fuller Co.	3,019	223,496
Security	Shares	Value
Chemicals (continued)
Huntsman Corp.	9,600	$ 285,792
Ingevity Corp.(a)(b)	1,911	122,342
Innospec, Inc.	1,388	148,710
Koppers Holdings, Inc.	1,215	46,486
Kronos Worldwide, Inc.	1,360	12,716
Livent Corp.(a)(b)	10,115	249,031
LSB Industries, Inc.(a)	2,651	29,612
Mativ Holdings, Inc.	3,070	48,322
Minerals Technologies, Inc.	1,837	112,700
NewMarket Corp.	371	167,581
Origin Materials, Inc., Class A(a)	6,844	30,661
Perimeter Solutions SA(a)	8,314	46,226
PureCycle Technologies, Inc.(a)	7,420	87,853
Quaker Chemical Corp.	765	153,291
Scotts Miracle-Gro Co.	2,288	160,251
Sensient Technologies Corp.	2,352	150,622
Stepan Co.	1,189	113,930
Trinseo PLC	1,919	33,813
Tronox Holdings PLC	6,586	87,528
		4,613,264
Commercial Services & Supplies — 1.4%
ABM Industries, Inc.	3,727	172,486
ACCO Brands Corp.	5,280	32,155
ACV Auctions, Inc., Class A(a)(b)	7,223	126,330
Brady Corp., Class A, NVS	2,583	133,231
BrightView Holdings, Inc.(a)	2,264	17,455
Brink’s Co.	2,594	189,258
Casella Waste Systems, Inc., Class A(a)	3,141	253,447
CECO Environmental Corp.(a)	1,632	19,649
Cimpress PLC(a)	1,106	76,867
Clean Harbors, Inc.(a)(b)	2,816	468,188
CoreCivic, Inc.(a)	6,428	62,352
Deluxe Corp.	2,427	46,089
Driven Brands Holdings, Inc.(a)	3,089	79,912
Ennis, Inc.	1,502	32,353
Enviri Corp.(a)	4,445	41,916
GEO Group, Inc.(a)	7,054	52,693
Healthcare Services Group, Inc.	4,194	52,886
Heritage-Crystal Clean, Inc.(a)	907	41,786
HNI Corp.	2,672	77,729
Interface, Inc., Class A	3,253	31,782
LanzaTech Global, Inc.(a)	4,393	28,467
Liquidity Services, Inc.(a)	1,329	22,301
Matthews International Corp., Class A	1,726	79,223
MillerKnoll, Inc.	4,265	83,466
Montrose Environmental Group, Inc.(a)(b)	1,549	62,688
MSA Safety, Inc.	2,063	342,458
OPENLANE, Inc.(a)	6,129	96,225
SP Plus Corp.(a)	1,121	43,103
Steelcase, Inc., Class A	5,280	45,250
Stericycle, Inc.(a)(b)	5,164	219,418
UniFirst Corp.	842	136,657
Viad Corp.(a)	1,146	32,329
VSE Corp.	581	31,229
		3,231,378
Communications Equipment — 0.7%
ADTRAN Holdings, Inc.	3,975	38,677
Calix, Inc.(a)	3,219	145,209
Cambium Networks Corp.(a)	688	11,146
Ciena Corp.(a)	8,390	354,058
Clearfield, Inc.(a)	702	32,811
CommScope Holding Co., Inc.(a)(b)	11,712	52,704

Schedule of Investments (unaudited)  (continued)
July 31, 2023
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Communications Equipment (continued)
Digi International, Inc.(a)	2,019	$ 84,657
Extreme Networks, Inc.(a)	7,300	194,107
Harmonic, Inc.(a)	6,251	93,265
Infinera Corp.(a)(b)	10,969	49,360
Lumentum Holdings, Inc.(a)	3,835	200,801
NETGEAR, Inc.(a)	1,649	22,492
NetScout Systems, Inc.(a)	3,820	106,769
Ribbon Communications, Inc.(a)	5,189	16,501
Viasat, Inc.(a)	4,272	132,176
Viavi Solutions, Inc.(a)	12,614	137,114
		1,671,847
Construction & Engineering — 1.3%
Ameresco, Inc., Class A(a)(b)	1,905	110,890
API Group Corp.(a)	11,317	325,477
Arcosa, Inc.	2,713	209,389
Argan, Inc.	772	29,367
Bowman Consulting Group Ltd.(a)	505	17,498
Comfort Systems U.S.A., Inc.	2,001	348,114
Construction Partners, Inc., Class A(a)	2,323	68,296
Dycom Industries, Inc.(a)	1,643	163,610
Fluor Corp.(a)(b)	8,027	248,677
Granite Construction, Inc.	2,482	101,588
IES Holdings, Inc.(a)	494	28,316
MasTec, Inc.(a)	3,336	392,814
MDU Resources Group, Inc.	11,436	252,964
MYR Group, Inc.(a)	938	133,721
Primoris Services Corp.	3,005	95,439
Sterling Infrastructure, Inc.(a)	1,739	104,323
Valmont Industries, Inc.	1,178	311,876
		2,942,359
Construction Materials — 0.3%
Eagle Materials, Inc.(b)	2,021	372,612
Summit Materials, Inc., Class A(a)(b)	6,653	240,705
United States Lime & Minerals, Inc.	110	22,617
		635,934
Consumer Finance — 1.1%
Atlanticus Holdings Corp.(a)	279	11,355
Bread Financial Holdings, Inc.	2,880	119,722
Credit Acceptance Corp.(a)(b)	337	187,574
Encore Capital Group, Inc.(a)	1,331	71,208
Enova International, Inc.(a)	1,767	97,344
EZCORP, Inc., Class A, NVS(a)(b)	3,076	27,869
FirstCash Holdings, Inc.	2,065	196,753
Green Dot Corp., Class A(a)	2,640	51,612
LendingClub Corp.(a)	6,036	50,642
Navient Corp.	5,591	106,453
Nelnet, Inc., Class A	1,013	99,963
NerdWallet, Inc., Class A(a)	1,806	20,245
OneMain Holdings, Inc.	6,782	308,445
PRA Group, Inc.(a)	2,195	52,373
PROG Holdings, Inc.(a)	2,626	106,563
SLM Corp.	13,586	219,821
SoFi Technologies, Inc.(a)(b)	46,289	530,009
Upstart Holdings, Inc.(a)(b)	3,968	272,562
World Acceptance Corp.(a)	184	29,052
		2,559,565
Consumer Staples Distribution & Retail — 0.4%
Andersons, Inc.	1,766	86,216
Chefs’ Warehouse, Inc.(a)(b)	1,972	71,662
Grocery Outlet Holding Corp.(a)(b)	4,997	167,150
Ingles Markets, Inc., Class A	831	70,469
Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
PriceSmart, Inc.	1,403	$ 109,055
SpartanNash Co.	2,030	45,553
Sprouts Farmers Market, Inc.(a)	5,772	226,551
United Natural Foods, Inc.(a)	3,343	69,534
Weis Markets, Inc.	925	61,365
		907,555
Containers & Packaging — 1.2%
AptarGroup, Inc.	3,656	444,058
Berry Global Group, Inc.	6,671	437,417
Graphic Packaging Holding Co.	17,221	416,748
Greif, Inc., Class A, NVS	1,431	105,851
Greif, Inc., Class B	324	25,619
Myers Industries, Inc.	2,061	40,416
O-I Glass, Inc.(a)	8,719	200,188
Pactiv Evergreen, Inc.	2,339	20,139
Sealed Air Corp.	8,104	369,705
Silgan Holdings, Inc.	4,693	205,788
Sonoco Products Co.	5,480	321,347
TriMas Corp.	2,324	59,866
		2,647,142
Diversified Consumer Services — 1.0%
2U, Inc.(a)	4,618	22,074
ADT, Inc.	12,051	76,885
Adtalem Global Education, Inc.(a)	2,445	105,722
Bright Horizons Family Solutions, Inc.(a)(b)	3,251	315,444
Carriage Services, Inc.	737	23,857
Chegg, Inc.(a)	6,687	67,739
Coursera, Inc.(a)(b)	4,894	76,787
Duolingo, Inc., Class A(a)	1,587	246,287
European Wax Center, Inc., Class A(a)	1,774	34,362
Frontdoor, Inc.(a)	4,558	159,165
Graham Holdings Co., Class B	213	124,978
Grand Canyon Education, Inc.(a)	1,706	185,186
H&R Block, Inc.	8,508	285,954
Laureate Education, Inc., Class A	7,621	97,701
Mister Car Wash, Inc.(a)	4,408	43,771
OneSpaWorld Holdings Ltd.(a)	3,493	44,868
Perdoceo Education Corp.(a)	3,809	50,850
Rover Group, Inc., Class A(a)	5,618	30,787
Strategic Education, Inc.	1,258	94,476
Stride, Inc.(a)	2,290	87,501
Udemy, Inc.(a)	3,797	44,843
WW International, Inc.(a)	3,318	38,655
		2,257,892
Diversified REITs — 0.3%
Alexander & Baldwin, Inc.	4,176	80,179
American Assets Trust, Inc.	2,921	65,722
Armada Hoffler Properties, Inc.	3,812	47,345
Broadstone Net Lease, Inc.	10,414	169,748
Empire State Realty Trust, Inc., Class A(b)	7,267	65,040
Essential Properties Realty Trust, Inc.	8,305	203,888
Gladstone Commercial Corp.	2,170	28,861
Global Net Lease, Inc.	5,853	62,569
One Liberty Properties, Inc.	937	19,143
		742,495
Diversified Telecommunication Services — 0.5%
Anterix, Inc.(a)	1,047	29,389
ATN International, Inc.	581	21,113
Cogent Communications Holdings, Inc.	2,474	151,508
Consolidated Communications Holdings, Inc.(a)	4,444	15,909
EchoStar Corp., Class A(a)	2,020	39,249

Schedule of Investments (unaudited)  (continued)
July 31, 2023
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified Telecommunication Services (continued)
Frontier Communications Parent, Inc.(a)(b)	12,503	$ 227,680
Globalstar, Inc.(a)	39,645	42,817
IDT Corp., Class B(a)	1,150	27,278
Iridium Communications, Inc.	7,095	372,842
Liberty Latin America Ltd., Class A(a)	2,291	19,244
Liberty Latin America Ltd., Class C, NVS(a)	7,805	64,938
Lumen Technologies, Inc.	51,721	92,580
Radius Global Infrastructure, Inc., Class A(a)	4,470	66,648
		1,171,195
Electric Utilities — 0.7%
ALLETE, Inc.	3,212	184,465
Hawaiian Electric Industries, Inc.	6,145	235,907
IDACORP, Inc.	2,887	296,841
MGE Energy, Inc.	2,050	164,492
Otter Tail Corp.	2,334	189,077
PNM Resources, Inc.	4,789	214,643
Portland General Electric Co.	5,423	258,515
		1,543,940
Electrical Equipment — 2.3%
Acuity Brands, Inc.	1,774	293,136
Allied Motion Technologies, Inc.	812	31,587
Amprius Technologies, Inc.(a)(b)	733	5,505
Array Technologies, Inc.(a)	7,846	149,466
Atkore, Inc.(a)(b)	2,174	344,949
Babcock & Wilcox Enterprises, Inc.(a)	4,265	23,372
Blink Charging Co.(a)(b)	2,935	18,784
Bloom Energy Corp., Class A(a)(b)	10,213	182,404
ChargePoint Holdings, Inc., Class A(a)(b)	15,313	132,611
Encore Wire Corp.(b)	1,002	171,031
EnerSys	2,276	246,536
Enovix Corp.(a)	6,183	133,058
Fluence Energy, Inc., Class A(a)	2,084	60,936
FREYR Battery SA(a)(b)	5,773	48,609
FuelCell Energy, Inc.(a)	22,724	49,766
Generac Holdings, Inc.(a)	3,492	536,720
GrafTech International Ltd.	10,775	56,892
NEXTracker, Inc., Class A(a)(b)	2,554	108,162
NuScale Power Corp., Class A(a)	2,082	15,782
nVent Electric PLC	9,294	491,467
Plug Power, Inc.(a)(b)	30,362	398,349
Powell Industries, Inc.	513	31,180
Preformed Line Products Co.	171	29,670
Sensata Technologies Holding PLC	8,600	363,350
SES AI Corp., Class A(a)	8,372	26,288
Shoals Technologies Group, Inc., Class A(a)	9,477	246,023
Stem, Inc.(a)(b)	8,108	57,323
SunPower Corp.(a)(b)	4,808	47,455
Sunrun, Inc.(a)(b)	12,050	228,709
Thermon Group Holdings, Inc.(a)	1,890	52,183
TPI Composites, Inc.(a)	2,359	14,012
Vertiv Holdings Co., Class A	17,069	443,965
Vicor Corp.(a)	1,243	114,692
		5,153,972
Electronic Equipment, Instruments & Components — 2.8%
Advanced Energy Industries, Inc.	2,104	263,379
Arlo Technologies, Inc.(a)	5,071	57,607
Arrow Electronics, Inc.(a)	3,166	451,282
Avnet, Inc.	5,159	250,212
Badger Meter, Inc.	1,653	272,150
Bel Fuse, Inc., Class B, NVS	603	32,351
Belden, Inc.	2,384	230,390
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Benchmark Electronics, Inc.	2,026	$ 53,709
Coherent Corp.(a)	7,830	370,829
Crane NXT Co.	2,708	160,178
CTS Corp.	1,772	79,084
ePlus, Inc.(a)	1,511	85,145
Evolv Technologies Holdings, Inc., Class A(a)	4,074	26,807
Fabrinet(a)	2,042	252,473
FARO Technologies, Inc.(a)	1,012	16,789
Insight Enterprises, Inc.(a)(b)	1,638	240,278
IPG Photonics Corp.(a)	1,760	231,352
Itron, Inc.(a)	2,543	200,058
Kimball Electronics, Inc.(a)	1,399	40,823
Knowles Corp.(a)	5,235	95,643
Lightwave Logic, Inc.(a)(b)	6,328	42,524
Littelfuse, Inc.	1,399	426,135
Methode Electronics, Inc.	2,027	68,188
Mirion Technologies, Inc., Class A(a)	6,822	51,506
Napco Security Technologies, Inc.(b)	1,622	60,793
National Instruments Corp.	7,397	436,423
nLight, Inc.(a)	2,530	36,432
Novanta, Inc.(a)	2,024	358,046
OSI Systems, Inc.(a)	877	104,565
PAR Technology Corp.(a)	1,533	53,026
PC Connection, Inc.	689	33,355
Plexus Corp.(a)	1,552	152,856
Rogers Corp.(a)	1,040	175,354
Sanmina Corp.(a)	3,278	201,466
ScanSource, Inc.(a)	1,523	45,827
SmartRent, Inc., Class A(a)	7,257	28,883
TTM Technologies, Inc.(a)	5,799	83,274
Vishay Intertechnology, Inc.	7,163	201,638
Vishay Precision Group, Inc.(a)	745	27,870
Vontier Corp.	8,773	271,349
		6,270,049
Energy Equipment & Services — 1.6%
Archrock, Inc.	7,646	89,152
Atlas Energy Solutions, Inc., Class A	994	19,631
Bristow Group, Inc.(a)	1,290	39,693
Cactus, Inc., Class A	3,627	184,179
ChampionX Corp.	11,088	394,733
Core Laboratories, Inc.	2,626	68,250
Diamond Offshore Drilling, Inc.(a)	5,762	91,212
Dril-Quip, Inc.(a)	1,934	50,071
Helix Energy Solutions Group, Inc.(a)	8,066	77,434
Helmerich & Payne, Inc.	5,751	257,472
Liberty Energy, Inc., Class A	8,372	137,887
Nabors Industries Ltd.(a)	508	62,225
NexTier Oilfield Solutions, Inc.(a)	8,395	100,068
NOV, Inc.	22,019	442,142
Oceaneering International, Inc.(a)	5,690	127,740
Oil States International, Inc.(a)	3,618	29,089
Patterson-UTI Energy, Inc.	11,706	185,423
ProFrac Holding Corp., Class A(a)	1,763	22,690
ProPetro Holding Corp.(a)	5,397	56,345
RPC, Inc.	4,606	38,322
Select Water Solutions, Inc., Class A	4,636	38,989
Tidewater, Inc.(a)(b)	2,860	180,495
Transocean Ltd.(a)(b)	39,566	348,181
U.S. Silica Holdings, Inc.(a)	4,339	56,450
Valaris Ltd.(a)	3,365	258,432
Weatherford International PLC(a)	3,669	304,894
		3,661,199

Schedule of Investments (unaudited)  (continued)
July 31, 2023
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Entertainment — 1.0%
AMC Entertainment Holdings, Inc., Class A(a)(b)	29,046	$ 144,359
Atlanta Braves Holdings, Inc., Class A(a)(b)	573	27,126
Atlanta Braves Holdings, Inc., Class C, NVS(a)	2,401	97,769
Cinemark Holdings, Inc.(a)	6,051	100,991
Endeavor Group Holdings, Inc., Class A(a)	10,054	237,274
IMAX Corp.(a)	2,543	46,817
Lions Gate Entertainment Corp., Class A(a)	3,287	25,244
Lions Gate Entertainment Corp., Class B, NVS(a)	7,105	52,009
Madison Square Garden Entertainment Corp.(a)	1,775	61,841
Madison Square Garden Sports Corp., Class A	991	210,835
Marcus Corp.	1,392	21,715
Playstudios, Inc., Class A(a)(b)	4,839	23,856
Playtika Holding Corp.(a)(b)	5,133	61,288
Reservoir Media, Inc.(a)	1,821	9,943
Roku, Inc., Class A(a)(b)	6,920	666,188
Sphere Entertainment Co., Class A(a)	1,466	62,232
Vivid Seats, Inc., Class A(a)	1,352	11,262
Warner Music Group Corp., Class A	6,638	209,429
World Wrestling Entertainment, Inc., Class A	2,425	254,625
		2,324,803
Financial Services — 2.1%
Affirm Holdings, Inc., Class A(a)(b)	11,892	230,586
A-Mark Precious Metals, Inc.	1,013	41,320
AvidXchange Holdings, Inc.(a)	7,558	93,795
Cannae Holdings, Inc.(a)	3,985	81,214
Cantaloupe, Inc.(a)	3,156	24,333
Cass Information Systems, Inc.	728	27,628
Compass Diversified Holdings	3,468	78,134
Enact Holdings, Inc.	1,760	47,872
Essent Group Ltd.	6,045	299,832
Euronet Worldwide, Inc.(a)	2,646	232,504
EVERTEC, Inc.	3,638	143,082
Federal Agricultural Mortgage Corp., Class C, NVS	537	86,323
Flywire Corp.(a)	3,668	125,225
I3 Verticals, Inc., Class A(a)	1,302	32,563
International Money Express, Inc.(a)	1,827	44,268
Jackson Financial, Inc., Class A	3,320	109,626
Marqeta, Inc., Class A(a)	24,486	136,632
Merchants Bancorp	1,474	46,593
MGIC Investment Corp.	16,192	271,054
Mr. Cooper Group, Inc.(a)	3,829	221,967
NMI Holdings, Inc., Class A(a)	4,790	127,941
Payoneer Global, Inc.(a)	11,602	61,723
PennyMac Financial Services, Inc., Class A	1,696	127,590
Radian Group, Inc.	8,920	240,216
Remitly Global, Inc.(a)	5,705	109,992
Repay Holdings Corp., Class A(a)(b)	4,145	34,611
Rocket Cos., Inc., Class A(a)(b)	7,006	76,575
Shift4 Payments, Inc., Class A(a)(b)	3,219	222,079
TFS Financial Corp.	2,811	40,788
Toast, Inc., Class A(a)	18,960	418,447
UWM Holdings Corp., Class A(b)	5,260	34,506
Voya Financial, Inc.	5,591	415,188
Walker & Dunlop, Inc.	1,746	158,851
Western Union Co.	17,516	213,345
		4,656,403
Food Products — 1.2%
B&G Foods, Inc.	4,039	53,557
Beyond Meat, Inc.(a)(b)	3,510	60,372
Calavo Growers, Inc.	987	37,240
Cal-Maine Foods, Inc.	2,119	97,877
Flowers Foods, Inc.	10,824	267,461
Security	Shares	Value
Food Products (continued)
Fresh Del Monte Produce, Inc.	1,765	$ 46,914
Freshpet, Inc.(a)(b)	2,687	197,602
Hain Celestial Group, Inc.(a)	5,025	63,667
Hostess Brands, Inc., Class A(a)	7,421	178,401
Ingredion, Inc.	3,697	411,328
J & J Snack Foods Corp.	850	136,272
John B. Sanfilippo & Son, Inc.	499	54,346
Lancaster Colony Corp.	1,118	215,360
Mission Produce, Inc.(a)(b)	2,339	27,179
Pilgrim’s Pride Corp.(a)	2,530	62,668
Post Holdings, Inc.(a)	3,010	256,753
Seaboard Corp.	15	54,075
Simply Good Foods Co.(a)	4,723	182,827
Sovos Brands, Inc.(a)	2,726	48,523
Tootsie Roll Industries, Inc.	993	34,616
TreeHouse Foods, Inc.(a)	2,837	146,418
Utz Brands, Inc., Class A	3,727	62,427
Vital Farms, Inc.(a)	1,512	17,690
Westrock Coffee Co.(a)(b)	656	7,278
		2,720,851
Gas Utilities — 0.8%
Chesapeake Utilities Corp.	997	117,885
National Fuel Gas Co.	5,138	272,879
New Jersey Resources Corp.	5,434	242,900
Northwest Natural Holding Co.	2,046	87,917
ONE Gas, Inc.	3,098	245,145
Southwest Gas Holdings, Inc.	3,659	241,274
Spire, Inc.	2,952	187,659
UGI Corp.	11,713	316,134
		1,711,793
Ground Transportation — 1.3%
ArcBest Corp.	1,347	156,683
Covenant Logistics Group, Inc., Class A	456	24,971
Daseke, Inc.(a)	2,408	18,734
Heartland Express, Inc.	2,626	42,935
Hertz Global Holdings, Inc.(a)	8,805	148,364
Landstar System, Inc.(b)	2,003	407,791
Lyft, Inc., Class A(a)	18,580	236,152
Marten Transport Ltd.	3,220	72,965
PAM Transportation Services, Inc.(a)	407	10,525
RXO, Inc.(a)	6,513	143,612
Ryder System, Inc.	2,616	267,224
Saia, Inc.(a)	1,489	630,055
Schneider National, Inc., Class B	2,132	65,687
Universal Logistics Holdings, Inc.	387	12,032
Werner Enterprises, Inc.	3,298	155,072
XPO, Inc.(a)	6,483	448,883
		2,841,685
Health Care Equipment & Supplies — 2.9%
Alphatec Holdings, Inc.(a)(b)	4,555	80,487
Artivion, Inc.(a)	2,296	39,996
AtriCure, Inc.(a)	2,686	148,670
Atrion Corp.	75	42,046
Avanos Medical, Inc.(a)	2,605	63,744
Axonics, Inc.(a)	2,858	172,538
Cerus Corp.(a)	10,044	30,835
CONMED Corp.	1,723	208,569
Cutera, Inc.(a)	1,056	21,131
Embecta Corp.	3,204	68,373
Enovis Corp.(a)	2,700	172,530
Envista Holdings Corp.(a)	9,152	314,920

Schedule of Investments (unaudited)  (continued)
July 31, 2023
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Establishment Labs Holdings, Inc.(a)	1,333	$ 95,989
Glaukos Corp.(a)	2,723	210,052
Globus Medical, Inc., Class A(a)(b)	4,501	271,275
Haemonetics Corp.(a)	2,819	260,025
ICU Medical, Inc.(a)	1,129	201,165
Inari Medical, Inc.(a)	2,887	164,761
Inspire Medical Systems, Inc.(a)	1,639	471,721
Integer Holdings Corp.(a)	1,854	171,458
Integra LifeSciences Holdings Corp.(a)	3,982	181,062
iRadimed Corp.	387	17,001
iRhythm Technologies, Inc.(a)(b)	1,705	179,127
Lantheus Holdings, Inc.(a)	3,822	330,565
LeMaitre Vascular, Inc.	1,089	68,858
LivaNova PLC(a)	3,036	177,454
Merit Medical Systems, Inc.(a)	3,243	242,155
Neogen Corp.(a)	12,159	281,967
Nevro Corp.(a)(b)	2,001	50,005
Novocure Ltd.(a)	5,108	166,725
NuVasive, Inc.(a)	2,934	120,910
Omnicell, Inc.(a)	2,518	159,012
OraSure Technologies, Inc.(a)	4,106	19,380
Orchestra BioMed Holdings, Inc.(a)(b)	825	4,843
Orthofix Medical, Inc.(a)	1,916	37,726
OrthoPediatrics Corp.(a)	915	38,201
Outset Medical, Inc.(a)(b)	2,749	56,575
Paragon 28, Inc.(a)	1,485	26,240
PROCEPT BioRobotics Corp.(a)	1,837	63,266
Pulmonx Corp.(a)	2,086	29,204
QuidelOrtho Corp.(a)	3,017	263,565
RxSight, Inc.(a)	1,006	33,570
SI-BONE, Inc.(a)	1,714	44,153
Sight Sciences, Inc.(a)	1,450	12,760
Silk Road Medical, Inc.(a)	2,167	49,494
STAAR Surgical Co.(a)	2,738	149,960
Tandem Diabetes Care, Inc.(a)(b)	3,615	126,236
TransMedics Group, Inc.(a)(b)	1,822	169,774
Treace Medical Concepts, Inc.(a)(b)	1,970	44,896
UFP Technologies, Inc.(a)	386	75,141
Varex Imaging Corp.(a)	2,267	52,799
Zynex, Inc.(a)	1,178	11,497
		6,494,406
Health Care Providers & Services — 2.4%
23andMe Holding Co., Class A(a)	16,279	31,256
Acadia Healthcare Co., Inc.(a)(b)	5,170	408,585
Accolade, Inc.(a)(b)	3,564	53,531
AdaptHealth Corp.(a)	4,275	58,738
Addus HomeCare Corp.(a)	903	82,688
Agiliti, Inc.(a)(b)	1,822	31,284
Alignment Healthcare, Inc.(a)	4,597	28,547
Amedisys, Inc.(a)	1,838	166,964
AMN Healthcare Services, Inc.(a)	2,213	237,123
Apollo Medical Holdings, Inc.(a)(b)	2,253	82,527
Brookdale Senior Living, Inc.(a)(b)	10,492	36,932
Castle Biosciences, Inc.(a)	1,448	24,399
Community Health Systems, Inc.(a)	6,997	30,717
CorVel Corp.(a)(b)	518	105,962
Cross Country Healthcare, Inc.(a)	1,920	49,536
DocGo, Inc.(a)	4,621	38,770
Encompass Health Corp.	5,636	372,145
Enhabit, Inc.(a)	2,808	38,554
Ensign Group, Inc.	3,141	304,269
Fulgent Genetics, Inc.(a)	1,120	43,490
Security	Shares	Value
Health Care Providers & Services (continued)
Guardant Health, Inc.(a)(b)	6,496	$ 253,474
HealthEquity, Inc.(a)	4,779	324,685
Hims & Hers Health, Inc., Class A(a)	6,887	61,776
LifeStance Health Group, Inc.(a)(b)	5,264	49,429
ModivCare, Inc.(a)	711	31,099
National HealthCare Corp.	763	45,032
National Research Corp., Class A	777	33,341
NeoGenomics, Inc.(a)	7,144	123,806
OPKO Health, Inc.(a)	22,864	42,527
Option Care Health, Inc.(a)	9,294	313,951
Owens & Minor, Inc.(a)	4,270	82,155
Patterson Cos., Inc.	4,895	160,997
Pediatrix Medical Group, Inc.(a)	4,644	63,762
Pennant Group, Inc.(a)	1,566	17,978
Premier, Inc., Class A	6,663	184,898
Privia Health Group, Inc.(a)(b)	5,230	146,022
Progyny, Inc.(a)	4,260	177,898
R1 RCM, Inc.(a)(b)	7,704	133,125
RadNet, Inc.(a)	3,207	106,088
Select Medical Holdings Corp.	5,841	175,288
Surgery Partners, Inc.(a)(b)	3,929	151,777
Tenet Healthcare Corp.(a)	5,703	426,185
U.S. Physical Therapy, Inc.	822	95,574
		5,426,884
Health Care REITs — 0.7%
CareTrust REIT, Inc.	5,610	116,632
Community Healthcare Trust, Inc.	1,390	48,984
Global Medical REIT, Inc.	3,432	33,977
LTC Properties, Inc.	2,335	78,363
Medical Properties Trust, Inc.	33,394	336,945
National Health Investors, Inc.	2,437	133,816
Omega Healthcare Investors, Inc.	13,108	418,145
Physicians Realty Trust	13,352	196,808
Sabra Health Care REIT, Inc.	12,950	168,220
Universal Health Realty Income Trust	705	33,650
		1,565,540
Health Care Technology — 0.6%
American Well Corp., Class A(a)	14,129	34,616
Certara, Inc.(a)	5,908	115,029
Definitive Healthcare Corp., Class A(a)(b)	2,286	27,043
Doximity, Inc., Class A(a)(b)	6,695	239,212
Evolent Health, Inc., Class A(a)	5,359	162,860
Health Catalyst, Inc.(a)	3,252	45,626
HealthStream, Inc.	1,380	31,022
Multiplan Corp., Class A(a)	12,542	26,965
NextGen Healthcare, Inc.(a)	3,067	51,004
Phreesia, Inc.(a)	2,995	95,002
Schrodinger, Inc.(a)(b)	2,998	156,825
Sharecare, Inc., Class A(a)	18,116	25,181
Simulations Plus, Inc.	868	43,227
Teladoc Health, Inc.(a)(b)	9,135	271,949
Veradigm, Inc.(a)(b)	6,182	83,581
		1,409,142
Hotel & Resort REITs — 0.6%
Apple Hospitality REIT, Inc.	11,981	185,705
Chatham Lodging Trust	2,695	25,872
DiamondRock Hospitality Co.	11,852	100,742
Park Hotels & Resorts, Inc.	12,089	164,773
Pebblebrook Hotel Trust(b)	6,987	107,949
RLJ Lodging Trust	9,016	92,865
Ryman Hospitality Properties, Inc.	3,333	317,602

Schedule of Investments (unaudited)  (continued)
July 31, 2023
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotel & Resort REITs (continued)
Service Properties Trust	9,281	$ 78,796
Summit Hotel Properties, Inc.	5,977	38,492
Sunstone Hotel Investors, Inc.	11,639	118,601
Xenia Hotels & Resorts, Inc.	6,258	79,477
		1,310,874
Hotels, Restaurants & Leisure — 2.9%
Accel Entertainment, Inc., Class A(a)	2,978	33,949
Bally’s Corp.(a)(b)	1,469	23,915
BJ’s Restaurants, Inc.(a)	1,314	49,485
Bloomin’ Brands, Inc.	4,906	131,824
Bowlero Corp., Class A(a)(b)	2,017	24,466
Boyd Gaming Corp.	4,314	294,732
Brinker International, Inc.(a)	2,491	97,846
Cheesecake Factory, Inc.	2,680	98,570
Choice Hotels International, Inc.	1,470	192,203
Chuy’s Holdings, Inc.(a)	1,011	42,048
Cracker Barrel Old Country Store, Inc.	1,245	116,034
Dave & Buster’s Entertainment, Inc.(a)	2,240	102,592
Denny’s Corp.(a)	3,108	36,550
Dine Brands Global, Inc.	883	53,263
Dutch Bros, Inc., Class A(a)(b)	1,649	51,136
Everi Holdings, Inc.(a)	4,984	73,963
First Watch Restaurant Group, Inc.(a)(b)	659	12,284
Global Business Travel Group I, Class A(a)(b)	1,089	7,667
Golden Entertainment, Inc.(a)	1,245	52,713
Hilton Grand Vacations, Inc.(a)	4,302	200,043
Hyatt Hotels Corp., Class A	2,626	331,795
Jack in the Box, Inc.	1,156	114,918
Krispy Kreme, Inc.	3,784	58,274
Kura Sushi U.S.A., Inc., Class A(a)	275	27,365
Life Time Group Holdings, Inc.(a)(b)	3,182	57,562
Light & Wonder, Inc., Class A(a)	5,096	358,249
Lindblad Expeditions Holdings, Inc.(a)(b)	1,878	22,198
Marriott Vacations Worldwide Corp.	2,063	265,116
Monarch Casino & Resort, Inc.	750	51,990
Norwegian Cruise Line Holdings Ltd.(a)	23,835	526,038
Papa John’s International, Inc.	1,683	139,184
Penn Entertainment, Inc.(a)(b)	8,620	226,620
Planet Fitness, Inc., Class A(a)(b)	4,746	320,545
Portillo’s, Inc., Class A(a)	2,273	52,393
RCI Hospitality Holdings, Inc.	473	32,992
Red Rock Resorts, Inc., Class A	2,762	133,957
Sabre Corp.(a)(b)	18,643	76,436
SeaWorld Entertainment, Inc.(a)(b)	2,217	122,755
Shake Shack, Inc., Class A(a)	2,095	162,698
Six Flags Entertainment Corp.(a)	4,151	99,209
Sweetgreen, Inc., Class A(a)	4,214	63,505
Target Hospitality Corp.(a)	1,422	18,159
Texas Roadhouse, Inc.	3,758	419,205
Travel + Leisure Co.	4,285	174,528
Wendy’s Co.	9,429	202,629
Wingstop, Inc.	1,685	284,057
Wyndham Hotels & Resorts, Inc.	4,793	373,471
Xponential Fitness, Inc., Class A(a)(b)	1,343	28,364
		6,439,495
Household Durables — 2.3%
Beazer Homes U.S.A., Inc.(a)	1,662	55,893
Cavco Industries, Inc.(a)	461	136,295
Century Communities, Inc.	1,622	125,251
Cricut, Inc., Class A(b)	2,614	31,002
Dream Finders Homes, Inc., Class A(a)	1,260	32,130
Ethan Allen Interiors, Inc.	1,297	40,817
Security	Shares	Value
Household Durables (continued)
GoPro, Inc., Class A(a)	7,738	$ 31,648
Green Brick Partners, Inc.(a)	1,498	84,667
Helen of Troy Ltd.(a)	1,340	189,342
Hovnanian Enterprises, Inc., Class A(a)	263	28,041
Installed Building Products, Inc.	1,302	192,722
iRobot Corp.(a)	1,518	60,720
KB Home	4,488	242,217
La-Z-Boy, Inc.	2,440	76,543
Legacy Housing Corp.(a)	459	10,888
Leggett & Platt, Inc.	7,455	218,133
LGI Homes, Inc.(a)	1,187	164,696
Lovesac Co.(a)	842	24,654
M/I Homes, Inc.(a)	1,589	158,900
MDC Holdings, Inc.	3,262	167,275
Meritage Homes Corp.	2,049	305,199
Mohawk Industries, Inc.(a)	2,954	314,128
Newell Brands, Inc.	21,157	236,112
Skyline Champion Corp.(a)(b)	2,995	208,632
Sonos, Inc.(a)(b)	7,183	123,117
Taylor Morrison Home Corp., Class A(a)	6,151	297,831
Tempur Sealy International, Inc.	9,679	431,974
Toll Brothers, Inc.	5,781	464,388
TopBuild Corp.(a)	1,783	488,417
Tri Pointe Homes, Inc.(a)	5,617	179,070
Vizio Holding Corp., Class A(a)(b)	3,283	24,458
		5,145,160
Household Products — 0.3%
Central Garden & Pet Co.(a)	462	18,702
Central Garden & Pet Co., Class A, NVS(a)	2,405	91,919
Energizer Holdings, Inc.	3,703	132,197
Reynolds Consumer Products, Inc.	3,054	84,535
Spectrum Brands Holdings, Inc.	2,291	179,637
WD-40 Co.(b)	764	175,338
		682,328
Independent Power and Renewable Electricity Producers — 0.2%
Altus Power, Inc., Class A(a)(b)	2,079	14,158
Clearway Energy, Inc., Class A	2,108	52,004
Clearway Energy, Inc., Class C	4,487	118,502
Montauk Renewables, Inc.(a)	3,662	32,043
Ormat Technologies, Inc.	2,958	240,485
Sunnova Energy International, Inc.(a)(b)	5,582	98,578
		555,770
Industrial REITs — 0.8%
EastGroup Properties, Inc.	2,509	444,545
First Industrial Realty Trust, Inc.	7,468	386,095
Innovative Industrial Properties, Inc.	1,568	124,233
LXP Industrial Trust	16,455	165,702
Plymouth Industrial REIT, Inc.	2,203	50,162
STAG Industrial, Inc.	10,062	365,250
Terreno Realty Corp.	4,167	247,270
		1,783,257
Insurance — 2.5%
Ambac Financial Group, Inc.(a)	2,634	37,245
American Equity Investment Life Holding Co.(a)	3,685	197,774
AMERISAFE, Inc.	1,150	59,938
Argo Group International Holdings Ltd.	1,997	59,311
Assurant, Inc.	3,008	404,606
Assured Guaranty Ltd.	3,411	203,909
Axis Capital Holdings Ltd.	4,608	253,993
Brighthouse Financial, Inc.(a)	4,001	208,572
BRP Group, Inc., Class A(a)(b)	3,593	89,502

Schedule of Investments (unaudited)  (continued)
July 31, 2023
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
CNO Financial Group, Inc.	7,211	$ 185,467
Donegal Group, Inc., Class A	1,196	17,426
Employers Holdings, Inc.	1,020	39,403
Enstar Group Ltd.(a)	776	198,563
F&G Annuities & Life, Inc.	1,061	27,798
First American Financial Corp.	5,839	370,076
Genworth Financial, Inc., Class A(a)	17,535	102,755
Goosehead Insurance, Inc., Class A(a)	1,318	88,135
Hagerty, Inc., Class A(a)(b)	1,877	16,574
Hanover Insurance Group, Inc.	2,059	233,655
HCI Group, Inc.	386	24,245
Hippo Holdings, Inc.(a)(b)	890	15,308
Horace Mann Educators Corp.	1,984	59,778
James River Group Holdings Ltd.	2,213	40,918
Kemper Corp.	3,610	184,002
Lemonade, Inc.(a)(b)	2,534	58,915
Lincoln National Corp.	8,724	244,621
MBIA, Inc.(a)	2,701	23,607
Mercury General Corp.	1,547	49,782
National Western Life Group, Inc., Class A	137	57,769
Oscar Health, Inc., Class A(a)	6,461	48,587
Palomar Holdings, Inc.(a)	1,398	84,663
Primerica, Inc.	2,104	447,521
ProAssurance Corp.	2,298	38,606
RLI Corp.	2,287	305,109
Ryan Specialty Holdings, Inc., Class A(a)(b)	5,245	227,318
Safety Insurance Group, Inc.	676	48,672
Selective Insurance Group, Inc.	3,440	354,973
SiriusPoint Ltd.(a)	4,935	46,093
Skyward Specialty Insurance Group, Inc.(a)	725	17,175
Stewart Information Services Corp.	1,375	64,804
Tiptree, Inc.	1,221	18,034
Trupanion, Inc.(a)	2,017	62,224
United Fire Group, Inc.	1,321	31,757
Universal Insurance Holdings, Inc.	1,532	23,792
White Mountains Insurance Group Ltd.(b)	145	224,318
		5,597,293
Interactive Media & Services — 0.6%
Bumble, Inc., Class A(a)	5,533	102,471
Cargurus, Inc., Class A(a)	5,082	115,158
Cars.com, Inc.(a)	3,528	80,474
Eventbrite, Inc., Class A(a)(b)	4,611	53,073
Grindr, Inc.(a)(b)	1,358	8,012
IAC, Inc.(a)(b)	4,312	300,115
QuinStreet, Inc.(a)	2,746	24,384
Rumble, Inc., Class A(a)(b)	4,509	38,868
Shutterstock, Inc.	1,355	69,715
Taboola.com Ltd.(a)	9,064	33,899
TripAdvisor, Inc.(a)	5,908	110,184
Vimeo, Inc.(a)	8,835	36,400
Yelp, Inc.(a)	3,913	176,281
Ziff Davis, Inc.(a)(b)	2,649	192,106
ZipRecruiter, Inc., Class A(a)	2,694	49,893
		1,391,033
IT Services — 0.5%
BigBear.ai Holdings, Inc.(a)(b)	1,543	3,101
BigCommerce Holdings, Inc., Series 1(a)	3,571	38,603
DigitalOcean Holdings, Inc.(a)	3,167	156,830
DXC Technology Co.(a)(b)	12,766	352,980
Fastly, Inc., Class A(a)(b)	6,464	118,744
Grid Dynamics Holdings, Inc., Class A(a)	2,941	30,645
Hackett Group, Inc.	1,278	29,714
Security	Shares	Value
IT Services (continued)
Kyndryl Holdings, Inc.(a)	11,525	$ 157,431
Perficient, Inc.(a)	1,950	124,390
Squarespace, Inc., Class A(a)	2,249	74,532
Thoughtworks Holding, Inc.(a)(b)	3,759	26,651
		1,113,621
Leisure Products — 1.0%
Acushnet Holdings Corp.	1,759	104,889
Brunswick Corp.	3,952	341,097
Funko, Inc., Class A(a)	1,981	16,165
Johnson Outdoors, Inc., Class A	305	18,032
Malibu Boats, Inc., Class A(a)	1,147	68,763
MasterCraft Boat Holdings, Inc.(a)	974	29,853
Mattel, Inc.(a)	19,880	423,444
Peloton Interactive, Inc., Class A(a)(b)	18,998	184,470
Polaris, Inc.	3,003	407,927
Smith & Wesson Brands, Inc.	2,547	32,423
Solo Brands, Inc., Class A(a)	1,510	8,849
Sturm Ruger & Co., Inc.	984	52,103
Topgolf Callaway Brands Corp.(a)	7,765	155,067
Vista Outdoor, Inc.(a)	3,219	97,536
YETI Holdings, Inc.(a)	4,887	208,186
		2,148,804
Life Sciences Tools & Services — 0.8%
10X Genomics, Inc., Class A(a)	5,523	347,838
Adaptive Biotechnologies Corp.(a)	6,198	52,311
Azenta, Inc.(a)	3,643	171,148
BioLife Solutions, Inc.(a)(b)	1,912	38,011
CryoPort, Inc.(a)	2,538	40,786
Cytek Biosciences, Inc.(a)	4,457	39,935
Maravai LifeSciences Holdings, Inc., Class A(a)	6,113	69,138
Medpace Holdings, Inc.(a)	1,389	351,653
Mesa Laboratories, Inc.	280	36,025
NanoString Technologies, Inc.(a)	2,519	11,990
OmniAb, Inc.(a)	5,768	31,724
OmniAb, Inc., 12.50 Earnout Shares(c)	359	—
OmniAb, Inc., 15.00 Earnout Shares(c)	359	—
Pacific Biosciences of California, Inc.(a)	12,999	171,717
Quanterix Corp.(a)	1,944	48,289
SomaLogic, Inc., Class A(a)	8,892	21,785
Sotera Health Co.(a)(b)	5,520	104,770
Syneos Health, Inc., Class A(a)	5,797	245,851
		1,782,971
Machinery — 3.6%
3D Systems Corp.(a)	7,378	64,262
Alamo Group, Inc.	580	112,381
Albany International Corp., Class A	1,750	168,490
Allison Transmission Holdings, Inc.	5,087	298,556
Astec Industries, Inc.	1,273	62,886
Barnes Group, Inc.	2,852	112,084
Blue Bird Corp.(a)	957	20,039
Chart Industries, Inc.(a)	2,357	429,351
CIRCOR International, Inc.(a)	1,140	63,498
Columbus McKinnon Corp.	1,611	68,210
Crane Co.	2,717	254,556
Desktop Metal, Inc., Class A(a)	13,308	24,220
Donaldson Co., Inc.	6,814	428,124
Douglas Dynamics, Inc.	1,286	39,930
Energy Recovery, Inc.(a)	3,145	95,860
Enerpac Tool Group Corp., Class A	3,208	88,156
EnPro Industries, Inc.	1,165	161,679
Esab Corp.	2,911	199,986

Schedule of Investments (unaudited)  (continued)
July 31, 2023
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
ESCO Technologies, Inc.	1,446	$ 145,395
Federal Signal Corp.	3,396	207,462
Flowserve Corp.	7,362	277,989
Franklin Electric Co., Inc.	2,163	213,748
Gates Industrial Corp. PLC(a)	7,155	97,451
Gorman-Rupp Co.	1,257	39,847
Greenbrier Cos., Inc.	1,788	82,588
Helios Technologies, Inc.	1,822	115,150
Hillenbrand, Inc.	3,888	201,943
Hillman Solutions Corp.(a)	9,469	93,175
Hyster-Yale Materials Handling, Inc., Class A	587	28,035
ITT, Inc.	4,601	458,260
John Bean Technologies Corp.	1,772	219,037
Kadant, Inc.	650	144,852
Kennametal, Inc.	4,509	137,434
Lindsay Corp.	613	81,241
Luxfer Holdings PLC	1,586	20,079
Manitowoc Co., Inc.(a)	1,963	35,569
Mueller Industries, Inc.	3,185	258,176
Mueller Water Products, Inc., Class A	8,767	141,061
Nikola Corp.(a)(b)	30,347	81,026
Omega Flex, Inc.	156	13,965
Oshkosh Corp.	3,646	335,687
Proto Labs, Inc.(a)	1,465	48,565
RBC Bearings, Inc.(a)	1,629	368,235
REV Group, Inc.	1,725	22,304
Shyft Group, Inc.	1,800	25,974
SPX Technologies, Inc.(a)	2,539	214,825
Standex International Corp.	672	99,839
Symbotic, Inc., Class A(a)(b)	890	56,551
Tennant Co.	1,044	83,770
Terex Corp.	3,787	222,032
Timken Co.	3,686	342,282
Titan International, Inc.(a)	2,843	35,509
Trinity Industries, Inc.	4,550	119,301
Velo3D, Inc.(a)(b)	3,671	8,407
Wabash National Corp.	2,675	63,344
Watts Water Technologies, Inc., Class A	1,528	285,018
		8,117,394
Marine Transportation — 0.2%
Eagle Bulk Shipping, Inc.	545	25,174
Genco Shipping & Trading Ltd.	2,111	30,609
Kirby Corp.(a)	3,351	273,039
Matson, Inc.	2,008	187,668
		516,490
Media — 0.9%
Advantage Solutions, Inc., Class A(a)	5,564	14,411
Altice U.S.A., Inc., Class A(a)(b)	12,022	40,755
AMC Networks, Inc., Class A(a)	1,646	20,773
Boston Omaha Corp., Class A(a)	1,133	22,116
Cable One, Inc.	263	190,396
Clear Channel Outdoor Holdings, Inc.(a)	27,795	50,031
DISH Network Corp., Class A(a)	14,222	112,780
EW Scripps Co., Class A, NVS(a)	3,414	33,662
Gray Television, Inc.	5,034	47,672
iHeartMedia, Inc., Class A(a)	5,567	26,332
Integral Ad Science Holding Corp.(a)	2,672	55,711
John Wiley & Sons, Inc., Class A	2,392	81,878
Magnite, Inc.(a)	6,672	100,947
New York Times Co., Class A	9,203	375,114
Nexstar Media Group, Inc., Class A	2,008	374,934
PubMatic, Inc., Class A(a)	2,416	48,296
Security	Shares	Value
Media (continued)
Scholastic Corp., NVS	1,642	$ 70,918
Sinclair, Inc., Class A(b)	2,120	29,489
Stagwell, Inc., Class A(a)	5,664	38,005
TechTarget, Inc.(a)	1,443	46,869
TEGNA, Inc.	12,626	213,379
Thryv Holdings, Inc.(a)	1,725	40,883
WideOpenWest, Inc.(a)	2,838	23,385
		2,058,736
Metals & Mining — 1.5%
Alcoa Corp.	10,033	363,094
Alpha Metallurgical Resources, Inc.	739	128,010
Arch Resources, Inc., Class A	1,047	134,477
Arconic Corp.(a)	5,608	167,623
ATI, Inc.(a)(b)	7,249	345,632
Carpenter Technology Corp.	2,716	162,580
Century Aluminum Co.(a)	2,870	26,691
Coeur Mining, Inc.(a)	18,570	57,196
Commercial Metals Co.	6,543	374,390
Compass Minerals International, Inc.	1,966	74,452
Gatos Silver, Inc.(a)(b)	2,649	13,748
Haynes International, Inc.	703	35,262
Hecla Mining Co.	32,595	187,747
Ivanhoe Electric, Inc.(a)(b)	849	13,805
Kaiser Aluminum Corp.	888	72,106
Materion Corp.	1,169	139,275
MP Materials Corp., Class A(a)	5,253	125,284
Olympic Steel, Inc.	537	29,959
Piedmont Lithium, Inc.(a)	920	50,471
Ryerson Holding Corp.	1,132	48,099
Schnitzer Steel Industries, Inc., Class A	1,428	51,708
SunCoke Energy, Inc.	4,831	42,899
TimkenSteel Corp.(a)	2,184	50,887
United States Steel Corp.	12,704	323,952
Warrior Met Coal, Inc.	2,917	129,077
Worthington Industries, Inc.	1,696	126,556
		3,274,980
Mortgage Real Estate Investment Trusts (REITs) — 1.2%
AGNC Investment Corp.	33,892	345,360
Apollo Commercial Real Estate Finance, Inc.	7,378	87,060
Arbor Realty Trust, Inc.(b)	10,058	170,081
Ares Commercial Real Estate Corp.	2,988	31,852
ARMOUR Residential REIT, Inc.	10,643	54,386
Blackstone Mortgage Trust, Inc., Class A	9,604	220,796
BrightSpire Capital, Inc., Class A	7,304	53,757
Chimera Investment Corp.	13,024	81,791
Claros Mortgage Trust, Inc.	6,822	84,047
Dynex Capital, Inc.	3,143	41,016
Ellington Financial, Inc.	3,437	46,468
Franklin BSP Realty Trust, Inc.	4,613	65,966
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,855	152,874
KKR Real Estate Finance Trust, Inc.	3,231	40,258
Ladder Capital Corp., Class A	6,383	70,149
MFA Financial, Inc.	5,098	57,403
New York Mortgage Trust, Inc.	5,142	52,191
Orchid Island Capital, Inc.	2,142	22,320
PennyMac Mortgage Investment Trust	4,872	62,264
Ready Capital Corp.	9,052	104,732
Redwood Trust, Inc.	6,366	47,936
Rithm Capital Corp.	27,236	274,539
Starwood Property Trust, Inc.	17,440	361,706

Schedule of Investments (unaudited)  (continued)
July 31, 2023
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
TPG RE Finance Trust, Inc.	3,368	$ 26,270
Two Harbors Investment Corp.	5,446	73,031
		2,628,253
Multi-Utilities — 0.3%
Avista Corp.	4,204	162,442
Black Hills Corp.	3,727	224,850
NorthWestern Corp.	3,340	188,610
Unitil Corp.	922	47,981
		623,883
Office REITs — 0.8%
Brandywine Realty Trust	9,533	48,142
Corporate Office Properties Trust	6,282	163,332
Cousins Properties, Inc.	8,482	207,215
Douglas Emmett, Inc.	9,610	141,267
Easterly Government Properties, Inc.	5,256	77,579
Equity Commonwealth	6,151	120,498
Highwoods Properties, Inc.	5,907	149,270
Hudson Pacific Properties, Inc.	7,221	42,387
JBG SMITH Properties	5,478	91,647
Kilroy Realty Corp.	5,879	209,880
Paramount Group, Inc.	9,273	48,591
Piedmont Office Realty Trust, Inc., Class A	7,082	52,690
SL Green Realty Corp.	3,644	137,415
Vornado Realty Trust(b)	8,975	201,758
		1,691,671
Oil, Gas & Consumable Fuels — 3.4%
Antero Midstream Corp.	19,040	227,338
Antero Resources Corp.(a)(b)	15,458	413,501
Berry Corp.	3,865	30,147
California Resources Corp.	3,959	211,213
Callon Petroleum Co.(a)	2,873	107,910
Centrus Energy Corp., Class A(a)(b)	704	26,470
Chord Energy Corp.	2,325	364,653
Civitas Resources, Inc.	2,752	206,015
Clean Energy Fuels Corp.(a)(b)	9,919	48,901
CNX Resources Corp.(a)	9,219	188,068
Comstock Resources, Inc.	5,123	65,318
CONSOL Energy, Inc.	1,789	133,316
Crescent Energy Co., Class A	2,218	26,328
CVR Energy, Inc.	1,854	68,116
Delek U.S. Holdings, Inc.	3,950	108,980
Denbury, Inc.(a)	2,836	249,313
Dorian LPG Ltd.	1,819	54,097
DT Midstream, Inc.	5,442	291,256
Earthstone Energy, Inc., Class A(a)(b)	2,224	35,539
Enviva, Inc.	1,838	24,758
Equitrans Midstream Corp.	24,464	253,692
Excelerate Energy, Inc., Class A	935	19,841
Green Plains, Inc.(a)(b)	1,656	58,805
Gulfport Energy Corp.(a)	613	62,802
HighPeak Energy, Inc.(b)	703	10,650
International Seaways, Inc.	2,277	97,661
Kinetik Holdings, Inc., Class A	1,355	48,780
Kosmos Energy Ltd.(a)	25,779	183,031
Magnolia Oil & Gas Corp., Class A	9,531	211,112
Matador Resources Co.	6,324	351,804
Murphy Oil Corp.	8,211	355,290
New Fortress Energy, Inc., Class A	2,625	74,944
NextDecade Corp.(a)	3,385	18,854
Northern Oil & Gas, Inc.	4,579	180,275
Par Pacific Holdings, Inc.(a)	3,393	106,812
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
PBF Energy, Inc., Class A	6,148	$ 291,661
PDC Energy, Inc.	4,886	370,799
Peabody Energy Corp.	6,564	147,296
Permian Resources Corp., Class A	13,202	154,331
Range Resources Corp.	13,579	426,788
REX American Resources Corp.(a)	971	35,946
Riley Exploration Permian, Inc.	213	7,977
SandRidge Energy, Inc.	1,829	31,239
SilverBow Resources, Inc.(a)(b)	792	28,362
Sitio Royalties Corp., Class A	4,557	124,588
SM Energy Co.	6,759	245,284
Southwestern Energy Co.(a)	61,874	400,943
Talos Energy, Inc.(a)	6,029	96,464
Tellurian, Inc.(a)(b)	28,327	48,722
Uranium Energy Corp.(a)(b)	20,962	75,463
VAALCO Energy, Inc.	5,691	25,325
Vertex Energy, Inc.(a)(b)	3,608	19,014
Vital Energy, Inc.(a)	1,047	55,261
Vitesse Energy, Inc.	1,279	32,218
W&T Offshore, Inc.(a)	5,659	24,786
World Kinect Corp.	3,733	84,142
		7,642,199
Paper & Forest Products — 0.2%
Clearwater Paper Corp.(a)	952	30,683
Louisiana-Pacific Corp.	4,050	308,326
Mercer International, Inc.	2,401	21,369
Sylvamo Corp.	1,795	88,081
		448,459
Passenger Airlines — 0.5%
Alaska Air Group, Inc.(a)	7,168	348,580
Allegiant Travel Co.(a)	876	108,361
Frontier Group Holdings, Inc.(a)	1,979	18,405
Hawaiian Holdings, Inc.(a)	2,807	32,533
JetBlue Airways Corp.(a)	18,373	142,758
Joby Aviation, Inc., Class A(a)	19,261	172,386
SkyWest, Inc.(a)	2,494	109,711
Spirit Airlines, Inc.	6,107	111,758
Sun Country Airlines Holdings, Inc.(a)	2,039	43,961
		1,088,453
Personal Care Products — 0.5%
Beauty Health Co., Class A(a)(b)	5,198	43,091
BellRing Brands, Inc.(a)	7,487	269,158
Edgewell Personal Care Co.	2,873	113,225
elf Beauty, Inc.(a)	2,849	332,535
Herbalife Ltd.(a)	5,536	89,905
Inter Parfums, Inc.	1,001	149,710
Medifast, Inc.	606	61,745
Nu Skin Enterprises, Inc., Class A	2,801	82,321
Olaplex Holdings, Inc.(a)	4,860	17,496
USANA Health Sciences, Inc.(a)	623	40,439
		1,199,625
Pharmaceuticals — 1.6%
Aclaris Therapeutics, Inc.(a)	3,037	29,975
Amphastar Pharmaceuticals, Inc.(a)	2,102	127,570
Amylyx Pharmaceuticals, Inc.(a)	2,259	52,974
ANI Pharmaceuticals, Inc.(a)	777	40,831
Arvinas, Inc.(a)	2,711	67,016
Axsome Therapeutics, Inc.(a)(b)	2,084	163,531
Cassava Sciences, Inc.(a)(b)	2,201	48,378
Collegium Pharmaceutical, Inc.(a)	1,990	45,292
Corcept Therapeutics, Inc.(a)	5,043	128,496

Schedule of Investments (unaudited)  (continued)
July 31, 2023
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Cymabay Therapeutics, Inc.(a)	5,090	$ 66,424
DICE Therapeutics, Inc.(a)(b)	1,898	89,206
Edgewise Therapeutics, Inc.(a)(b)	2,368	17,263
Elanco Animal Health, Inc.(a)	25,840	311,889
Enliven Therapeutics, Inc.(a)(b)	1,128	21,364
Evolus, Inc.(a)	2,246	22,505
Harmony Biosciences Holdings, Inc.(a)	1,665	58,891
Harrow Health, Inc.(a)(b)	1,569	34,644
Innoviva, Inc.(a)	3,333	45,162
Intra-Cellular Therapies, Inc.(a)	4,991	308,643
Ligand Pharmaceuticals, Inc.(a)	921	61,643
Liquidia Corp.(a)	2,692	20,782
Marinus Pharmaceuticals, Inc.(a)(b)	2,561	27,249
Ocular Therapeutix, Inc.(a)	4,363	19,808
Organon & Co.	14,281	313,896
Pacira BioSciences, Inc.(a)	2,573	93,529
Perrigo Co. PLC	7,568	277,292
Phathom Pharmaceuticals, Inc.(a)(b)	1,392	21,172
Pliant Therapeutics, Inc.(a)(b)	2,446	43,637
Prestige Consumer Healthcare, Inc.(a)	2,785	181,610
Reata Pharmaceuticals, Inc., Class A(a)	1,626	269,233
Revance Therapeutics, Inc.(a)	4,705	111,179
Scilex Holding Co. (Acquired 01/09/23, cost $19,912)(a)(d)	3,943	21,376
SIGA Technologies, Inc.	1,982	11,377
Supernus Pharmaceuticals, Inc.(a)	3,062	93,973
Tarsus Pharmaceuticals, Inc.(a)	1,078	23,727
Terns Pharmaceuticals, Inc.(a)	2,090	15,090
Theravance Biopharma, Inc.(a)	2,823	27,919
Theseus Pharmaceuticals, Inc.(a)	1,124	3,788
Tilray Brands, Inc.(a)(b)	35,548	89,936
Ventyx Biosciences, Inc.(a)(b)	1,611	59,688
		3,467,958
Professional Services — 2.3%
Alight, Inc., Class A(a)	18,882	184,666
ASGN, Inc.(a)	2,763	210,872
Barrett Business Services, Inc.	385	34,931
CACI International, Inc., Class A(a)	1,280	448,563
CBIZ, Inc.(a)	2,795	147,828
Clarivate PLC(a)	24,147	229,638
Concentrix Corp.	2,387	198,694
Conduent, Inc.(a)	9,331	32,285
CRA International, Inc.	395	39,536
CSG Systems International, Inc.	1,739	89,715
Dun & Bradstreet Holdings, Inc.	12,294	145,315
ExlService Holdings, Inc.(a)	1,856	261,603
Exponent, Inc.	2,845	254,855
First Advantage Corp.(a)(b)	3,134	47,010
Forrester Research, Inc.(a)	658	20,971
Franklin Covey Co.(a)	655	31,211
FTI Consulting, Inc.(a)	1,899	332,629
Heidrick & Struggles International, Inc.	1,131	30,842
HireRight Holdings Corp.(a)	932	9,982
Huron Consulting Group, Inc.(a)	1,079	102,041
ICF International, Inc.	946	111,240
Insperity, Inc.	2,004	235,771
Kelly Services, Inc., Class A, NVS	1,881	34,460
Kforce, Inc.	1,069	67,817
Korn Ferry	2,946	155,195
Legalzoom.com, Inc.(a)	5,251	80,235
ManpowerGroup, Inc.	2,847	224,571
Maximus, Inc.	3,398	284,617
Security	Shares	Value
Professional Services (continued)
NV5 Global, Inc.(a)	701	$ 76,795
Paycor HCM, Inc.(a)(b)	2,690	72,253
Planet Labs PBC, Class A(a)(b)	10,996	40,905
Resources Connection, Inc.	1,783	28,492
Science Applications International Corp.	3,037	368,510
Sterling Check Corp.(a)	1,338	16,069
TriNet Group, Inc.(a)	1,963	206,567
TrueBlue, Inc.(a)	1,753	26,207
TTEC Holdings, Inc.	1,082	37,264
Upwork, Inc.(a)	6,777	70,684
Verra Mobility Corp., Class A(a)	7,838	164,520
		5,155,359
Real Estate Management & Development — 0.8%
Anywhere Real Estate, Inc.(a)	6,164	51,654
Compass, Inc., Class A(a)	15,467	64,807
Cushman & Wakefield PLC(a)	9,270	91,124
DigitalBridge Group, Inc., Class A	8,269	132,469
eXp World Holdings, Inc.	4,113	102,578
Forestar Group, Inc.(a)(b)	1,018	30,011
FRP Holdings, Inc.(a)	340	19,506
Howard Hughes Corp.(a)(b)	1,927	162,697
Jones Lang LaSalle, Inc.(a)	2,670	444,688
Kennedy-Wilson Holdings, Inc.	6,618	109,197
Marcus & Millichap, Inc.	1,344	49,298
Newmark Group, Inc., Class A	7,074	48,952
Opendoor Technologies, Inc.(a)(b)	28,987	148,123
Redfin Corp.(a)	6,193	92,771
Seritage Growth Properties, Class A(a)	2,117	19,879
St. Joe Co.	1,927	122,326
Tejon Ranch Co.(a)	1,367	24,073
		1,714,153
Residential REITs — 0.4%
Apartment Income REIT Corp.	8,439	291,483
Apartment Investment & Management Co., Class A	8,464	70,505
Centerspace	829	51,506
Elme Communities	5,033	81,786
Independence Realty Trust, Inc.	12,452	212,182
NexPoint Residential Trust, Inc.	1,255	52,158
UMH Properties, Inc.	3,191	53,130
Veris Residential, Inc.(a)	4,465	83,406
		896,156
Retail REITs — 1.2%
Acadia Realty Trust	5,525	86,798
Agree Realty Corp.	5,174	335,172
Alexander’s, Inc.	115	22,237
Brixmor Property Group, Inc.	16,908	384,488
CBL & Associates Properties, Inc.	1,356	29,520
Getty Realty Corp.	2,547	82,319
InvenTrust Properties Corp.	3,787	92,176
Kite Realty Group Trust	12,287	281,127
Macerich Co.	12,083	154,058
Necessity Retail REIT, Inc., Class A	7,501	53,257
NETSTREIT Corp.	3,343	59,806
Phillips Edison & Co., Inc.	6,542	230,998
Retail Opportunity Investments Corp.	7,092	104,465
RPT Realty	4,854	52,763
Saul Centers, Inc.	723	27,872
SITE Centers Corp.	10,182	143,057
Spirit Realty Capital, Inc.	7,916	319,252
Tanger Factory Outlet Centers, Inc.	5,905	138,236
Urban Edge Properties	6,680	113,627

Schedule of Investments (unaudited)  (continued)
July 31, 2023
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Retail REITs (continued)
Urstadt Biddle Properties, Inc., Class A	1,615	$ 36,628
Whitestone REIT	2,544	26,254
		2,774,110
Semiconductors & Semiconductor Equipment — 2.7%
ACM Research, Inc., Class A(a)	2,314	30,313
Aehr Test Systems(a)	1,453	75,789
Allegro MicroSystems, Inc.(a)(b)	3,691	190,493
Alpha & Omega Semiconductor Ltd.(a)	1,256	41,297
Ambarella, Inc.(a)	2,101	175,265
Amkor Technology, Inc.	5,657	164,562
Axcelis Technologies, Inc.(a)	1,839	368,683
CEVA, Inc.(a)	1,287	34,955
Cirrus Logic, Inc.(a)	3,089	249,591
Cohu, Inc.(a)	2,685	117,200
Credo Technology Group Holding Ltd.(a)	5,148	87,362
Diodes, Inc.(a)	2,557	241,611
FormFactor, Inc.(a)	4,308	160,085
Ichor Holdings Ltd.(a)	1,626	62,959
Impinj, Inc.(a)	1,224	81,543
indie Semiconductor, Inc., Class A(a)	4,848	45,959
Kulicke & Soffa Industries, Inc.	3,176	190,179
MACOM Technology Solutions Holdings, Inc.(a)	2,938	205,425
Magnachip Semiconductor Corp.(a)	2,301	21,284
MaxLinear, Inc.(a)	4,161	102,652
MKS Instruments, Inc.	3,225	352,073
Navitas Semiconductor Corp.(a)	4,632	49,007
Onto Innovation, Inc.(a)	2,753	342,253
PDF Solutions, Inc.(a)	1,678	77,171
Photronics, Inc.(a)	3,500	92,575
Power Integrations, Inc.	3,243	315,025
Rambus, Inc.(a)	6,137	384,238
Semtech Corp.(a)	3,555	103,806
Silicon Laboratories, Inc.(a)	1,800	268,452
SiTime Corp.(a)(b)	934	120,495
SkyWater Technology, Inc.(a)	530	5,183
SMART Global Holdings, Inc.(a)	2,769	73,655
Synaptics, Inc.(a)	2,200	198,682
Ultra Clean Holdings, Inc.(a)	2,503	95,364
Universal Display Corp.	2,452	357,698
Veeco Instruments, Inc.(a)	2,904	81,777
Wolfspeed, Inc.(a)(b)	6,991	460,707
		6,025,368
Software — 6.1%
A10 Networks, Inc.	3,634	56,400
ACI Worldwide, Inc.(a)	6,099	141,436
Adeia, Inc.	5,977	71,844
Agilysys, Inc.(a)	1,119	82,392
Alarm.com Holdings, Inc.(a)	2,791	154,091
Alkami Technology, Inc.(a)	2,128	35,921
Altair Engineering, Inc., Class A(a)(b)	2,997	224,595
Alteryx, Inc., Class A(a)	3,496	144,944
Amplitude, Inc., Class A(a)	3,469	40,171
Appfolio, Inc., Class A(a)	1,071	193,412
Appian Corp., Class A(a)(b)	2,329	119,990
AppLovin Corp., Class A(a)	7,052	221,433
Asana, Inc., Class A(a)	4,400	106,832
Aurora Innovation, Inc., Class A(a)(b)	25,590	83,935
AvePoint, Inc., Class A(a)(b)	4,964	30,777
Blackbaud, Inc.(a)	2,534	191,190
BlackLine, Inc.(a)	3,077	178,712
Box, Inc., Class A(a)(b)	8,075	252,344
Braze, Inc., Class A(a)	2,155	97,966
Security	Shares	Value
Software (continued)
C3.ai, Inc., Class A(a)(b)	4,863	$ 204,246
CCC Intelligent Solutions Holdings, Inc.(a)(b)	6,028	66,429
Cerence, Inc.(a)	2,262	62,906
Cipher Mining, Inc.(a)(b)	2,403	9,131
Clear Secure, Inc., Class A	4,597	108,995
Clearwater Analytics Holdings, Inc., Class A(a)(b)	4,498	77,501
CommVault Systems, Inc.(a)	2,461	191,786
Confluent, Inc., Class A(a)(b)	10,561	364,777
Consensus Cloud Solutions, Inc.(a)	983	31,859
Couchbase, Inc.(a)	1,470	24,534
Digital Turbine, Inc.(a)	5,074	55,002
Dolby Laboratories, Inc., Class A	3,333	295,337
Domo, Inc., Class B(a)	1,766	31,558
DoubleVerify Holdings, Inc.(a)	4,969	209,195
Dropbox, Inc., Class A(a)	15,334	413,251
E2open Parent Holdings, Inc., Class A(a)(b)	9,667	49,785
Ebix, Inc.	1,282	39,691
Elastic NV(a)	4,405	292,712
Enfusion, Inc., Class A(a)	1,092	11,848
EngageSmart, Inc.(a)	1,633	30,962
Envestnet, Inc.(a)	2,878	178,378
Everbridge, Inc.(a)	2,272	70,068
EverCommerce, Inc.(a)	1,710	19,973
Expensify, Inc., Class A(a)	2,606	21,004
Five9, Inc.(a)	4,002	351,176
ForgeRock, Inc., Class A(a)	2,063	42,601
Freshworks, Inc., Class A(a)(b)	9,422	175,815
Gitlab, Inc., Class A(a)	3,688	183,035
Guidewire Software, Inc.(a)(b)	4,577	388,221
HashiCorp, Inc., Class A(a)(b)	5,367	158,917
Informatica, Inc., Class A(a)(b)	2,169	41,298
Instructure Holdings, Inc.(a)	969	26,328
Intapp, Inc.(a)	1,252	51,407
InterDigital, Inc.	1,498	138,850
Jamf Holding Corp.(a)(b)	2,531	54,973
JFrog Ltd.(a)	3,424	105,357
LiveRamp Holdings, Inc.(a)	3,633	103,686
Marathon Digital Holdings, Inc.(a)(b)	9,369	162,740
Matterport, Inc., Class A(a)	13,211	44,785
MeridianLink, Inc.(a)(b)	1,163	25,981
MicroStrategy, Inc., Class A(a)(b)	615	269,296
Mitek Systems, Inc.(a)	2,582	26,362
Model N, Inc.(a)(b)	1,927	64,208
N-able, Inc.(a)	3,799	53,452
nCino, Inc.(a)(b)	4,334	140,205
NCR Corp.(a)	7,925	213,024
New Relic, Inc.(a)	3,320	278,814
Nutanix, Inc., Class A(a)	12,880	388,976
Olo, Inc., Class A(a)	5,883	46,240
ON24, Inc.	2,261	20,010
OneSpan, Inc.(a)	1,973	27,109
PagerDuty, Inc.(a)	4,708	122,031
Pegasystems, Inc.	2,323	122,538
PowerSchool Holdings, Inc., Class A(a)(b)	2,256	54,528
Progress Software Corp.	2,426	145,706
PROS Holdings, Inc.(a)	2,328	88,464
Q2 Holdings, Inc.(a)	3,259	115,597
Qualys, Inc.(a)(b)	1,891	262,471
Rapid7, Inc.(a)	3,376	154,992
RingCentral, Inc., Class A(a)	4,413	182,522
Riot Platforms, Inc.(a)(b)	9,808	181,644
Samsara, Inc., Class A(a)(b)	6,877	192,143

Schedule of Investments (unaudited)  (continued)
July 31, 2023
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
SEMrush Holdings, Inc., Class A(a)	2,081	$ 22,079
SentinelOne, Inc., Class A(a)(b)	13,122	218,744
Smartsheet, Inc., Class A(a)	7,441	330,380
SolarWinds Corp.(a)	2,725	28,722
SoundHound AI, Inc., Class A(a)(b)	7,575	17,650
Sprinklr, Inc., Class A(a)	4,404	61,832
Sprout Social, Inc., Class A(a)	2,689	153,649
SPS Commerce, Inc.(a)	2,055	370,701
Tenable Holdings, Inc.(a)	6,424	312,592
Teradata Corp.(a)	5,700	324,045
UiPath, Inc., Class A(a)(b)	20,174	364,746
Varonis Systems, Inc.(a)	6,139	176,189
Verint Systems, Inc.(a)	3,614	135,055
Vertex, Inc., Class A(a)	2,226	46,212
Workiva, Inc., Class A(a)(b)	2,609	274,702
Xperi, Inc.(a)	2,445	32,078
Yext, Inc.(a)	5,925	57,591
Zeta Global Holdings Corp., Class A(a)(b)	7,246	66,808
Zuora, Inc., Class A(a)	7,034	82,509
		13,571,099
Specialized REITs — 0.6%
EPR Properties	4,216	188,202
Farmland Partners, Inc.	2,617	30,069
Four Corners Property Trust, Inc.	4,903	128,949
Gladstone Land Corp.	1,828	30,601
National Storage Affiliates Trust	4,583	154,860
Outfront Media, Inc.	8,212	126,958
PotlatchDeltic Corp.	4,461	239,243
Rayonier, Inc.	8,345	276,386
Safehold, Inc.	2,296	56,780
Uniti Group, Inc.	13,316	74,303
		1,306,351
Specialty Retail — 2.8%
Aaron’s Co., Inc.	1,729	27,353
Abercrombie & Fitch Co., Class A(a)	2,803	111,027
Academy Sports & Outdoors, Inc.(b)	4,323	258,472
American Eagle Outfitters, Inc.	10,300	144,715
America’s Car-Mart, Inc.(a)	325	38,714
Arhaus, Inc., Class A(a)(b)	1,231	14,107
Arko Corp., Class A	4,041	33,702
Asbury Automotive Group, Inc.(a)(b)	1,205	271,848
AutoNation, Inc.(a)(b)	1,762	283,647
Boot Barn Holdings, Inc.(a)	1,684	158,128
Buckle, Inc.	1,662	60,763
Caleres, Inc.	2,043	55,243
Camping World Holdings, Inc., Class A	2,342	75,014
Carvana Co., Class A(a)(b)	5,629	258,652
Chewy, Inc., Class A(a)(b)	5,421	183,772
Chico’s FAS, Inc.(a)	6,962	42,468
Designer Brands, Inc., Class A	2,982	29,671
EVgo, Inc., Class A(a)	4,194	18,328
Foot Locker, Inc.	4,459	119,813
Franchise Group, Inc.	1,373	40,860
GameStop Corp., Class A(a)(b)	14,234	315,995
Gap, Inc.	11,924	122,817
Genesco, Inc.(a)	712	20,085
Group 1 Automotive, Inc.	796	205,790
Guess?, Inc.	1,701	35,704
Haverty Furniture Cos., Inc.	772	27,483
Hibbett, Inc.	704	32,666
Leslie’s, Inc.(a)	8,251	52,559
Lithia Motors, Inc., Class A	1,539	477,906
Security	Shares	Value
Specialty Retail (continued)
MarineMax, Inc.(a)	1,228	$ 49,525
Monro, Inc.	1,769	64,834
Murphy U.S.A., Inc.	1,119	343,567
National Vision Holdings, Inc.(a)	4,367	94,458
ODP Corp.(a)	1,933	96,418
Overstock.com, Inc.(a)	2,540	92,634
Petco Health & Wellness Co., Inc.(a)(b)	4,521	36,891
Revolve Group, Inc., Class A(a)(b)	2,278	44,922
RH(a)(b)	1,005	390,111
Sally Beauty Holdings, Inc.(a)	6,038	72,275
Shoe Carnival, Inc.	1,010	26,876
Signet Jewelers Ltd.	2,534	203,962
Sleep Number Corp.(a)	1,218	33,726
Sonic Automotive, Inc., Class A	894	42,814
Upbound Group, Inc.	2,822	97,726
Urban Outfitters, Inc.(a)	3,356	122,058
Valvoline, Inc.	7,765	294,837
Victoria’s Secret & Co.(a)(b)	4,397	90,094
Warby Parker, Inc., Class A(a)(b)	3,482	52,021
Wayfair, Inc., Class A(a)	4,605	358,591
Winmark Corp.	160	58,154
		6,183,796
Technology Hardware, Storage & Peripherals — 0.8%
Avid Technology, Inc.(a)	1,861	44,366
Corsair Gaming, Inc.(a)(b)	2,362	43,650
CPI Card Group, Inc.(a)	259	6,322
IonQ, Inc.(a)	8,555	164,684
Pure Storage, Inc., Class A(a)	16,224	600,126
Super Micro Computer, Inc.(a)	2,563	846,482
Xerox Holdings Corp.	6,458	103,199
		1,808,829
Textiles, Apparel & Luxury Goods — 1.3%
Capri Holdings Ltd.(a)	7,035	259,662
Carter’s, Inc.	2,106	157,971
Columbia Sportswear Co.	1,958	153,918
Crocs, Inc.(a)	3,485	377,600
Figs, Inc., Class A(a)	7,129	52,469
G-III Apparel Group Ltd.(a)	2,285	47,322
Hanesbrands, Inc.	19,512	102,828
Kontoor Brands, Inc.	2,789	118,142
Levi Strauss & Co., Class A	5,501	82,900
Movado Group, Inc.	874	25,084
Oxford Industries, Inc.	830	89,516
PVH Corp.	3,515	315,085
Ralph Lauren Corp., Class A	2,296	301,534
Skechers U.S.A., Inc., Class A(a)	7,515	417,684
Steven Madden Ltd.	3,970	132,519
Under Armour, Inc., Class A(a)	10,191	82,139
Under Armour, Inc., Class C, NVS(a)	10,991	81,553
Wolverine World Wide, Inc.	4,443	56,293
		2,854,219
Tobacco — 0.1%
Turning Point Brands, Inc.	815	19,438
Universal Corp.	1,409	71,253
Vector Group Ltd.	7,468	97,980
		188,671
Trading Companies & Distributors — 2.0%
Air Lease Corp., Class A	5,769	244,259
Alta Equipment Group, Inc., Class A	1,479	23,886
Applied Industrial Technologies, Inc.	2,158	312,888
Beacon Roofing Supply, Inc.(a)(b)	2,779	238,077

Schedule of Investments (unaudited)  (continued)
July 31, 2023
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Trading Companies & Distributors (continued)
BlueLinx Holdings, Inc.(a)(b)	513	$ 48,345
Boise Cascade Co.	2,219	229,644
Core & Main, Inc., Class A(a)(b)	4,941	156,185
Custom Truck One Source, Inc.(a)	3,587	24,822
Distribution Solutions Group, Inc.(a)	314	17,408
DXP Enterprises, Inc.(a)	814	30,916
FTAI Aviation Ltd.	5,584	179,861
GATX Corp.	1,967	246,583
Global Industrial Co.	896	25,536
GMS, Inc.(a)	2,321	171,034
H&E Equipment Services, Inc.	1,894	92,011
Herc Holdings, Inc.	1,349	180,537
McGrath RentCorp	1,363	131,366
MRC Global, Inc.(a)	4,690	52,950
MSC Industrial Direct Co., Inc., Class A	2,638	266,227
NOW, Inc.(a)	6,013	68,488
Rush Enterprises, Inc., Class A	2,339	151,287
Rush Enterprises, Inc., Class B	434	29,820
SiteOne Landscape Supply, Inc.(a)(b)	2,530	430,100
Titan Machinery, Inc.(a)	1,131	36,102
Transcat, Inc.(a)	391	32,797
Triton International Ltd.	3,080	259,675
Univar Solutions, Inc.(a)	8,843	319,586
Veritiv Corp.	764	107,059
WESCO International, Inc.	2,522	442,788
Xometry, Inc., Class A(a)(b)	1,657	34,399
		4,584,636
Water Utilities — 0.3%
American States Water Co.	2,101	185,749
Artesian Resources Corp., Class A, NVS	437	19,910
California Water Service Group	3,172	168,179
Middlesex Water Co.	984	79,133
SJW Group	1,547	109,002
York Water Co.	803	33,188
		595,161
Security	Shares	Value
Wireless Telecommunication Services — 0.1%
Gogo, Inc.(a)(b)	3,775	$ 56,889
Shenandoah Telecommunications Co.	2,821	52,668
Telephone & Data Systems, Inc.	5,550	44,511
United States Cellular Corp.(a)	839	14,859
		168,927
Total Long-Term Investments — 99.7% (Cost: $219,696,327)		222,996,488
Short-Term Securities
Money Market Funds — 11.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.42%(e)(f)(g)	24,891,098	24,896,077
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(e)(f)	364,646	364,646
Total Short-Term Securities — 11.3% (Cost: $25,252,336)		25,260,723
Total Investments — 111.0% (Cost: $244,948,663)		248,257,211
Liabilities in Excess of Other Assets — (11.0)%		(24,544,580)
Net Assets — 100.0%		$ 223,712,631
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $21,376, representing 0.0% of its net assets as of period end, and an original cost of $19,912.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 24,584,128	$ 314,755(a)	$ —	$ (731)	$ (2,075)	$ 24,896,077	24,891,098	$ 117,623(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	345,266	19,380(a)	—	—	—	364,646	364,646	5,390	—
				$ (731)	$ (2,075)	$ 25,260,723		$ 123,013	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)  (continued)
July 31, 2023
iShares® Morningstar Small-Cap ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	1	09/15/23	$ 101	$ 8,583
S&P Mid 400 E-Mini Index	2	09/15/23	548	8,766
				$ 17,349
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 222,975,112	$ 21,376	$ —	$ 222,996,488
Short-Term Securities
Money Market Funds	25,260,723	—	—	25,260,723
	$ 248,235,835	$ 21,376	$ —	$ 248,257,211
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 17,349	$ —	$ —	$ 17,349
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s